Document and Entity Information (USD $) In Billions, except Share data	12 Months Ended
	Sep. 30, 2010	Oct. 31, 2010	Mar. 31, 2010
Document and Entity Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	2010-09-30
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Entity Registrant Name	EMERSON ELECTRIC CO
Entity Central Index Key	0000032604
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 37.8
Entity Common Stock, Shares Outstanding		752,657,107

CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Millions, except Per Share data	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
CONSOLIDATED STATEMENTS OF EARNINGS
Net sales	$ 21,039	$ 20,102	$ 23,751
Costs and expenses:
Cost of sales	12,713	12,542	14,813
Selling, general and administrative expenses	4,817	4,416	4,915
Other deductions, net	369	474	190
Interest expense, net of interest income: 2010, $19; 2009, $24; 2008, $56	261	220	188
Earnings from continuing operations before income taxes	2,879	2,450	3,645
Income taxes	848	688	1,125
Earnings from continuing operations	2,031	1,762	2,520
Discontinued operations, net of tax: 2010, $153; 2009, $5; 2008, $35	186	9	(34)
Net earnings	2,217	1,771	2,486
Less: Noncontrolling interests in earnings of subsidiaries	53	47	74
Net earnings common stockholders	2,164	1,724	2,412
Earnings common stockholders:
Earnings from continuing operations	1,978	1,715	2,446
Discontinued operations, net of tax	186	9	(34)
Net earnings common stockholders	$ 2,164	$ 1,724	$ 2,412
Basic earnings per share common stockholders:
Earnings from continuing operations	$ 2.62	$ 2.27	$ 3.13
Discontinued operations	$ 0.25	$ 0.02	$ (0.04)
Basic earnings per common share	$ 2.87	$ 2.29	$ 3.09
Diluted earnings per share common stockholders:
Earnings from continuing operations	$ 2.6	$ 2.26	$ 3.1
Discontinued operations	$ 0.24	$ 0.01	$ (0.04)
Diluted earnings per common share	$ 2.84	$ 2.27	$ 3.06

CONSOLIDATED STATEMENTS OF EARNINGS (Parenthetical) (USD $) In Millions	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
CONSOLIDATED STATEMENTS OF EARNINGS (Parenthetical)
Interest income	$ 19	$ 24	$ 56
Discontinued operations, tax	$ 153	$ 5	$ 35

CONSOLIDATED BALANCE SHEETS (USD $) In Millions	Sep. 30, 2010	Sep. 30, 2009
ASSETS
Cash and equivalents	$ 1,592	$ 1,560
Receivables, less allowances of $98 in 2010 and $93 in 2009	3,989	3,623
Inventories:
Finished products	746	697
Raw materials and work in process	1,359	1,158
Total inventories	2,105	1,855
Other current assets	677	615
Total current assets	8,363	7,653
Property, plant and equipment
Land	213	219
Buildings	1,902	1,935
Machinery and equipment	5,964	6,511
Construction in progress	228	229
Property, plant and equipment, gross	8,307	8,894
Less accumulated depreciation	5,020	5,394
Property, plant and equipment, net	3,287	3,500
Other assets
Goodwill	8,656	7,078
Other intangible assets	2,150	1,144
Other	387	388
Total other assets	11,193	8,610
Total assets	22,843	19,763
LIABILITIES AND EQUITY
Short-term borrowings and current maturities of long-term debt	480	577
Accounts payable	2,409	1,949
Accrued expenses	2,864	2,378
Income taxes	96	52
Total current liabilities	5,849	4,956
Long-term debt	4,586	3,998
Other liabilities	2,456	2,103
EQUITY
Preferred stock, $2.50 par value per share; authorized, 5,400,000 shares; issued, none	0	0
Common stock, $0.50 par value per share; authorized, 1,200,000,000 shares; issued 953,354,012 shares; outstanding, 752,690,806 shares in 2010 and 751,872,857 shares in 2009	477	477
Additional paid-in capital	192	157
Retained earnings	15,869	14,714
Accumulated other comprehensive income	(426)	(496)
Emerson stockholders' equity before treasury stock	16,112	14,852
Less cost of common stock in treasury, 200,663,206 shares in 2010 and 201,481,155 shares in 2009	6,320	6,297
Common stockholders' equity	9,792	8,555
Noncontrolling interests in subsidiaries	160	151
Total equity	9,952	8,706
Total liabilities and equity	$ 22,843	$ 19,763

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data	Sep. 30, 2010	Sep. 30, 2009
CONSOLIDATED BALANCE SHEETS (Parenthetical)
Allowance for doubtful accounts receivable, current	$ 98	$ 93
Preferred stock, par value per share	$ 2.5	$ 2.5
Preferred stock, shares authorized	5,400,000	5,400,000
Preferred stock, shares issued	0	0
Common stock, par value per share	$ 0.5	$ 0.5
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	953,354,012	953,354,012
Common stock, shares outstanding	752,690,806	751,872,857
Treasury stock, shares	200,663,206	201,481,155

CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Millions	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Noncontrolling Interests in Subsidiaries [Member]	Comprehensive Income [Member]	Common Stockholders' Equity [Member]	Total
Stockholders' Equity, Beginning balance at Sep. 30, 2007		$ 31	$ 12,536	$ 382	$ (4,654)	$ 191		$ 8,772
Stock plans and other		115
Net earnings common stockholders			2,412			74	2,486		2,412
Other comprehensive income						0
Cash dividends (per share: 2008, $1.20; 2009, $1.32; 2010, $1.34)			(940)			(75)
Adoption of ASC 740 unrecognized tax benefits provision			(6)
Adoption of ASC 715 measurement date provision, net of tax: 2009, $7			0
Purchases					(1,128)
Issued under stock plans and other					129
Foreign currency translation				(30)			(30)
Pension and postretirement, net of tax: 2008, $51; 2009, $334; 2010, $(6)				(144)			(144)
Cash flow hedges and other, net of tax: 2008, $51; 2009, $(29); 2010, $(16)				(67)			(67)
Comprehensive income							2,245
Other						(2)
Less: Noncontrolling interests in subsidiaries							74
Comprehensive income common stockholders							2,171
Stockholders' Equity, Ending balance at Sep. 30, 2008	477	146	14,002	141	(5,653)	188		9,113	9,301
Stock plans and other		11
Net earnings common stockholders			1,724			47	1,771		1,724
Other comprehensive income						2
Cash dividends (per share: 2008, $1.20; 2009, $1.32; 2010, $1.34)			(998)			(80)
Adoption of ASC 740 unrecognized tax benefits provision			0
Adoption of ASC 715 measurement date provision, net of tax: 2009, $7			(14)						(14)
Purchases					(695)
Issued under stock plans and other					51
Foreign currency translation				(104)			(102)
Pension and postretirement, net of tax: 2008, $51; 2009, $334; 2010, $(6)				(568)			(568)
Cash flow hedges and other, net of tax: 2008, $51; 2009, $(29); 2010, $(16)				35			35
Comprehensive income							1,136
Other						(6)
Less: Noncontrolling interests in subsidiaries							49
Comprehensive income common stockholders							1,087
Stockholders' Equity, Ending balance at Sep. 30, 2009	477	157	14,714	(496)	(6,297)	151		8,555	8,706
Stock plans and other		35
Net earnings common stockholders			2,164			53	2,217		2,164
Other comprehensive income						0
Cash dividends (per share: 2008, $1.20; 2009, $1.32; 2010, $1.34)			(1,009)			(57)
Adoption of ASC 740 unrecognized tax benefits provision			0
Adoption of ASC 715 measurement date provision, net of tax: 2009, $7			0
Purchases					(100)
Issued under stock plans and other					77
Foreign currency translation				55			55
Pension and postretirement, net of tax: 2008, $51; 2009, $334; 2010, $(6)				(12)			(12)
Cash flow hedges and other, net of tax: 2008, $51; 2009, $(29); 2010, $(16)				27			27
Comprehensive income							2,287
Other						13
Less: Noncontrolling interests in subsidiaries							53
Comprehensive income common stockholders							2,234
Stockholders' Equity, Ending balance at Sep. 30, 2010	$ 477	$ 192	$ 15,869	$ (426)	$ (6,320)	$ 160		$ 9,792	$ 9,952

CONSOLIDATED STATEMENTS OF EQUITY (Parentheticals) (USD $) In Millions, except Per Share data	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
CONSOLIDATED STATEMENTS OF EQUITY (Parentheticals)
Common stock, dividends, per share, declared	$ 1.34	$ 1.32	$ 1.2
Tax effect of pension and postretirement	$ (6)	$ 334	$ 51
Tax effect cash flow hedges and other	(16)	(29)	51
Tax effect of adoption of ASC 715 measurement date provision		$ 7

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Operating Activities
Net earnings	$ 2,217	$ 1,771	$ 2,486
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	816	727	707
Changes in operating working capital	309	620	(22)
Pension funding	(247)	(303)	(135)
Other	197	271	257
Net cash provided by operating activities	3,292	3,086	3,293
Investing activities
Capital expenditures	(524)	(531)	(714)
Purchases of businesses, net of cash and equivalents acquired	(2,843)	(776)	(561)
Divestitures of businesses	846	4	201
Other	4	(6)	2
Net cash used in investing activities	(2,517)	(1,309)	(1,072)
Financing activities
Net increase (decrease) in short-term borrowings	398	(684)	521
Proceeds from long-term debt	598	1,246	400
Principal payments on long-term debt	(680)	(678)	(261)
Dividends paid	(1,009)	(998)	(940)
Purchases of treasury stock	(100)	(718)	(1,120)
Other	67	(116)	(54)
Net cash used in financing activities	(726)	(1,948)	(1,454)
Effect of exchange rate changes on cash and equivalents	(17)	(46)	2
Increase (decrease) in cash and equivalents	32	(217)	769
Beginning cash and equivalents	1,560	1,777	1,008
Ending cash and equivalents	1,592	1,560	1,777
Changes in operating working capital
Receivables	(341)	1,011	(293)
Inventories	(160)	580	(90)
Other current assets	(69)	42	19
Accounts payable	498	(709)	199
Accrued expenses	298	(94)	154
Income taxes	83	(210)	(11)
Total changes in operating working capital	$ 309	$ 620	$ (22)

Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2010
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(1)  Summary of Significant Accounting Policies

Financial Statement Presentation

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from these estimates. Certain prior year amounts have been reclassified to conform to the current year presentation, including the adoption of ASC 810 (see below) and certain operating results which have been reclassified to discontinued operations.

Emerson adopted updates to ASC 810, Consolidation, in the first quarter of 2010. The updates require an entity to separately disclose noncontrolling interests in subsidiaries as a separate line item in the income statement and as a separate component of equity in the balance sheet. Adoption did not have a material impact on the Company's financial statements. As required, this change has been retrospectively applied to prior periods.

Effective October 1, 2009, the Company adopted ASC 805, Business Combinations, which requires that assets acquired, liabilities assumed and contractual contingencies be measured at fair value as of the acquisition date and all acquisition costs be expensed as incurred. See Note 3 for a discussion of acquisition activity.

In the first quarter of 2010, the Company adopted updates to ASC 260, Earnings per Share, regarding the two-class method of computing earnings per share (EPS). This method requires earnings to be allocated to participating securities (for Emerson, certain employee stock awards) in the EPS computation based on each security's respective dividend rate. This change had an inconsequential impact on EPS for all periods presented.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its controlled affiliates. Intercompany transactions, profits and balances are eliminated in consolidation. Investments of 20 percent to 50 percent of the voting shares of other entities are accounted for by the equity method. Investments in publicly traded companies of less than 20 percent are carried at fair value, with changes in fair value reflected in accumulated other comprehensive income. Investments in nonpublicly traded companies of less than 20 percent are carried at cost.

Foreign Currency Translation

The functional currency for most of the Company's non-U.S. subsidiaries is the local currency. Adjustments resulting from translating local currency financial statements into U.S. dollars are reflected in accumulated other comprehensive income.

Fair Value Measurements

In 2009, the Company adopted the recognition and disclosure provisions of ASC 820, Fair Value Measurements and Disclosures, which established a formal hierarchy and framework for measuring fair value, and expanded disclosure about fair value measurements and the reliability of valuation inputs. Under ASC 820, measurement assumes the transaction to sell an asset or transfer a liability occurs in the principal or at least the most advantageous market for that asset or liability. Within the hierarchy, Level 1 instruments use observable market prices for the identical item in active markets and have the most reliable valuations. Level 2 instruments are valued through broker/dealer quotation or through market-observable inputs for similar items in active markets, including forward and spot prices, interest rates and volatilities. Level 3 instruments are valued using inputs not observable in an active market, such as company-developed future cash flow estimates, and are considered the least reliable. Valuations for all of Emerson's financial instruments fall within Level 2. The fair value of the Company's long-term debt is estimated using current interest rates and pricing from financial institutions and other market sources for debt with similar maturities and characteristics. Due to the high credit quality of Emerson and its counterparties, the impact of adopting ASC 820 was inconsequential. In 2010, Emerson adopted the portions of ASC 820 related to nonfinancial assets and liabilities, including goodwill and certain other intangible and long-lived assets. Adoption did not have a material impact on the Company's financial statements.

If credit ratings on the Company's debt fall below pre-established levels, derivatives counterparties can require immediate full collateralization on instruments in net liability positions. Similarly, Emerson can demand full collateralization should any of the Company's counterparties' credit rating fall below certain thresholds. Counterparties to derivative arrangements are companies with high credit ratings. Risk from credit loss when derivatives are in asset positions is considered immaterial. The Company has master netting arrangements in place with its counterparties that allow the offsetting of certain derivative-related amounts receivable and payable when settlement occurs in the same period. Accordingly, counterparty balances are netted in the consolidated balance sheet. As of September 30, 2010, the net values of commodity contracts are reported in current assets while the net values of foreign currency contracts are reported in current assets and accrued expenses. See Note 7.

Cash Equivalents

Cash equivalents consist of highly liquid investments with original maturities of three months or less.

Inventories

Inventories are stated at the lower of cost or market. The majority of inventory is valued based on standard costs that approximate average costs, while the remainder is principally valued on a first-in, first-out basis. Cost standards are revised at the beginning of each fiscal year. The annual effect of resetting standards plus any operating variances incurred during each period are allocated between inventories and cost of sales.

Property, Plant and Equipment

The Company records investments in land, buildings, and machinery and equipment at cost. Depreciation is computed principally using the straight-line method over estimated service lives, which for principal assets are 30 to 40 years for buildings and 8 to 12 years for machinery and equipment. Long-lived tangible assets are reviewed for impairment whenever events or changes in business circumstances indicate the carrying value of the assets may not be recoverable. Impairment losses are recognized based on fair value if the sum of expected future undiscounted cash flows of the related assets is less than their carrying values.

Goodwill and Other Intangible Assets

Assets and liabilities acquired in business combinations are accounted for using the purchase method and recorded at their respective fair values. Substantially all goodwill is assigned to the reporting unit that acquires a business. A reporting unit is an operating segment as defined in ASC 280, Segment Reporting, or a business one level below an operating segment if discrete financial information for that business unit is prepared and regularly reviewed by the segment manager. The Company conducts impairment tests of goodwill on an annual basis in the fourth quarter and between annual tests if events or circumstances indicate the fair value of a reporting unit may be less than its carrying value. If a reporting unit's carrying amount exceeds its estimated fair value, goodwill impairment is recognized to the extent that recorded goodwill exceeds the implied fair value of that goodwill. Fair values of reporting units are Level 3 measures and are developed under an income approach that discounts estimated future cash flows using risk-adjusted interest rates.

All of the Company's identifiable intangible assets are subject to amortization. Identifiable intangibles consist of intellectual property such as patents and trademarks, customer relationships and capitalized software, and are amortized on a straight-line basis over the estimated useful life. These intangibles are also subject to evaluation for potential impairment if events or circumstances indicate the carrying amount may not be recoverable. See Note 6.

Warranty

Warranties vary by product line and are competitive for the markets in which the Company operates. Warranties generally extend for a period of one to two years from the date of sale or installation. Provisions for warranty are determined primarily based on historical warranty cost as a percentage of sales or a fixed amount per unit sold based on failure rates, adjusted for specific problems that may arise. Product warranty expense is less than one percent of sales.

Revenue Recognition

The Company recognizes nearly all of its revenues through the sale of manufactured products and records the sale when products are shipped or delivered and title passes to the customer with collection reasonably assured. In certain circumstances, revenue is recognized on the percentage-of-completion method, when services are rendered, or in accordance with ASC 985-605 related to software. Sales arrangements sometimes involve delivering multiple elements, including services such as installation. In these instances, the revenue assigned to each element is based on its objectively determined fair value, with revenue recognized individually for delivered elements only if they have value to the customer on a stand-alone basis, the performance of the undelivered items is probable and substantially in the Company's control or the undelivered elements are inconsequential or perfunctory, and there are no unsatisfied contingencies related to payment. Management believes that all relevant criteria and conditions are considered when recognizing revenue.

Derivatives and Hedging

In the normal course of business, the Company is exposed to changes in interest rates, foreign currency exchange rates and commodity prices due to its worldwide presence and diverse business profile. Emerson's foreign currency exposures primarily relate to transactions denominated in euros, Mexican pesos, Canadian dollars and Chinese renminbi. Primary commodity exposures are price fluctuations on forecasted purchases of copper, aluminum and related products. As part of the Company's risk management strategy, derivative instruments are selectively used in an effort to minimize the impact of these exposures. Foreign exchange forwards and options are utilized to hedge foreign currency exposures impacting sales or cost of sales transactions, firm commitments and the fair value of assets and liabilities, while swap and option contracts are used to minimize the effect of commodity price fluctuations on the cost of sales. All derivatives are associated with specific underlying exposures and the Company does not hold derivatives for trading or speculative purposes. The duration of hedge positions is generally two years or less and amounts currently hedged beyond 18 months are not significant.

All derivatives are accounted for under ASC 815, Derivatives and Hedging, and are recognized on the balance sheet at fair value. For derivatives hedging variability in future cash flows, the effective portion of any gain or loss is deferred in stockholders' equity and recognized in earnings when the underlying hedged transaction impacts earnings. The majority of the Company's derivatives that are designated as hedges and qualify for deferral accounting are cash flow hedges. For derivatives hedging the fair value of existing assets or liabilities, both the gain or loss on the derivative and the offsetting loss or gain on the hedged item are recognized in earnings each period. Currency fluctuations on non-U.S. dollar obligations that have been designated as hedges of non-U.S. dollar net asset exposures are reported in equity. To the extent that any hedge is not fully effective at offsetting cash flow or fair value changes in the underlying hedged item, there could be a net earnings impact. The Company also uses derivatives to hedge economic exposures that do not receive deferral accounting under ASC 815. The underlying exposures for these hedges relate primarily to purchases of commodity-based components used in the Company's manufacturing processes, and the revaluation of certain foreign-currency-denominated assets and liabilities. Gains or losses from the ineffective portion of any hedge, as well as any gains or losses on derivative instruments not designated as hedges, are recognized in the income statement immediately. See Note 7.

Income Taxes

The provision for income taxes is based on pretax income reported in the consolidated statements of earnings and currently enacted tax rates for each jurisdiction. Certain income and expense items are recognized in different time periods for financial reporting and income tax filing purposes, and deferred income taxes are provided for the effect of temporary differences. No provision has been made for U.S. income taxes on approximately  $5.2 billion of undistributed earnings of non-U.S. subsidiaries as of September 30, 2010. These earnings are considered permanently invested or otherwise indefinitely retained for continuing international operations. Determination of the amount of taxes that might be paid on these undistributed earnings if eventually remitted is not practicable. See Note 13.

Comprehensive Income

Comprehensive income is primarily composed of net earnings plus changes in foreign currency translation, pension and postretirement adjustments and the effective portion of changes in the fair value of cash flow hedges. Accumulated other comprehensive income, net of tax (a component of equity), consists of foreign currency translation credits of  $649 and  $594, pension and postretirement charges of  $1,108 and  $1,096 and cash flow hedges and other credits of  $33 and  $6, respectively, at September 30, 2010 and 2009. Accumulated other comprehensive income attributable to noncontrolling interests in subsidiaries consists primarily of earnings and foreign currency translation.

Retirement Plans

Effective September 30, 2010, the Company adopted updates to ASC 715, Compensation - Retirement Benefits. These updates expand disclosure about an entity's investment policies and strategies for assets held by defined benefit pension or postretirement plans, including information regarding major classes of plan assets, inputs and valuation techniques used to measure the fair value of assets, and concentrations of risk within the plans. See Note 10.

Effective September 30, 2009, the Company adopted the measurement date provision of ASC 715, Compensation – Retirement Benefits, which requires employers to measure defined benefit plan assets and obligations as of the Company's fiscal year end. The majority of the Company's pension and postretirement plans previously used a June 30 measurement date. The Company transitioned to the fiscal year-end measurement date in 2009 and recorded a  $14 after-tax adjustment to September 30, 2009 retained earnings.

Weighted Average Common Shares	12 Months Ended
Sep. 30, 2010
Weighted Average Common Shares
Weighted Average Common Shares

(2)  Weighted Average Common Shares

Basic earnings per common share consider only the weighted average of common shares outstanding while diluted earnings per common share consider the dilutive effects of stock options and incentive shares. Options to purchase approximately 3.9 million, 7.6 million and 3.6 million shares of common stock were excluded from the computation of diluted earnings per share in 2010, 2009 and 2008, respectively, as the effect would have been antidilutive. Earnings allocated to participating securities were inconsequential for all years presented. Reconciliations of weighted average shares for basic and diluted earnings per common share follow:

(SHARES IN MILLIONS)	2008	2009	2010
Basic shares outstanding	780.3	753.7	750.7
Dilutive shares	9.1	5.0	6.3
Diluted shares outstanding	789.4	758.7	757.0

Acquisitions and Divestitures	12 Months Ended
Sep. 30, 2010
Acquisitions and Divestitures
Acquisitions and Divestitures

(3)  Acquisitions and Divestitures

The Company acquired one-hundred percent of Avocent Corporation and SSB Group GmbH during the first quarter of 2010 and Chloride Group PLC during the fourth quarter of 2010. Avocent is a leader in enhancing companies' integrated data center management capability, which strongly positions Emerson for the growth of infrastructure management in data centers worldwide, and is included in the Network Power segment. SSB is a designer and manufacturer of electrical pitch systems and control technology used in wind turbine generators and is included in the Industrial Automation segment. Chloride provides commercial and industrial uninterruptible power supply systems and services, which significantly strengthens the Company's Network Power business in Europe, and is included in the Network Power segment. In addition to Avocent, SSB and Chloride, the Company acquired other smaller businesses during 2010, mainly in the Process Management and Industrial Automation segments. Total cash paid for all businesses was approximately  $2,843, net of cash acquired of  $150. Additionally, the Company assumed debt of  $169. Annualized sales for businesses acquired in 2010 were approximately  $1.1 billion. Identifiable intangible assets of  $1,166, primarily customer relationships and intellectual property with a weighted-average life of approximately 10 years, were recognized along with goodwill of  $1,633, of which only a small amount is tax deductible.

The purchase price of Avocent and Chloride was allocated to assets and liabilities as follows. Valuations of acquired assets and liabilities are in-process; purchase price allocations for 2010 acquisitions are subject to refinement.

Accounts receivable	$ 197
Inventory	155
Property, plant & equipment and other assets	148
Intangibles	1,071
Goodwill	1,509
Assets held for sale, including deferred taxes	278
Total assets	3,358
Accounts payable and accrued expenses	183
Debt assumed	165
Deferred taxes and other liabilities	395
Cash paid, net of cash acquired	$ 2,615

Results of operations for 2010 include combined sales of  $373 and a combined net loss of  $73 from Avocent and Chloride, including intangible asset amortization, interest, first year acquisition accounting charges and deal costs. Pro forma sales and net earnings common stockholders of the Company including full year results of operations for Avocent and Chloride are approximately  $21.6 billion and  $2.1 billion in 2010, and  $21.0 billion and  $1.6 billion in 2009, respectively. These pro forma results include intangible asset amortization and interest cost in both periods, and first year acquisition accounting charges and deal costs in 2009.

In the fourth quarter 2010, the Company sold the LANDesk business unit, which was acquired as part of Avocent and not a strategic fit with Emerson, for  $230, resulting in an after-tax gain of  $12 ( $10 of income taxes). Additionally, LANDesk incurred operating losses of  $19. This business was classified as discontinued operations throughout 2010. Also in the fourth quarter of 2010, the Company sold its appliance motors and U.S. commercial and industrial motors businesses (Motors) which have slower growth profiles and were formerly reported in the Tools and Storage segment. Proceeds from the sale were  $622 resulting in an after-tax gain of  $155 ( $126 of income taxes). The Motors disposition includes working capital of  $98, property, plant and equipment of  $152, goodwill of  $44, and other of  $47. The Motors businesses had total annual sales of  $827,  $813 and  $1,056 and net earnings (excluding the divestiture gain) of  $38,  $9 and  $8, in 2010, 2009 and 2008, respectively. Results of operations for Motors have been reclassified into discontinued operations for all periods presented.

The Company acquired one-hundred percent of Roxar ASA during the third quarter of 2009, Trident Powercraft Private Limited during the second quarter of 2009 and System Plast S.p.A. during the first quarter of 2009. Roxar is a leading global supplier of measurement solutions and software for reservoir production optimization, enhanced oil and gas recovery and flow assurance and is included in the Process Management segment. Trident Power is a manufacturer and supplier of power generating alternators and other products and is included in the Industrial Automation segment. System Plast is a manufacturer of engineered modular belts and custom conveyer components for the food processing and packaging industries and is included in the Industrial Automation segment. In addition to Roxar, Trident Power and System Plast, the Company acquired other smaller businesses during 2009, mainly in the Climate Technologies, Tools and Storage and Process Management segments. Total cash paid for all businesses was approximately  $776, net of cash acquired of  $31. Additionally, the Company assumed debt of  $230. Annualized sales for businesses acquired in 2009 were approximately  $530. Goodwill of  $541 ( $34 of which is expected to be deductible for tax purposes) and identifiable intangible assets of  $365, primarily customer relationships and patents and technology with a weighted-average life of 12 years, were recognized from these transactions in 2009.

The Company acquired one-hundred percent of Motorola Inc.'s Embedded Computing business during the first quarter of 2008. Embedded Computing provides communication platforms and enabling software used by manufacturers of equipment for telecommunications, medical imaging, defense and aerospace, and industrial automation markets and is included in the Network Power segment. In addition to Embedded Computing, the Company acquired several smaller businesses during 2008, mainly in the Process Management and Network Power segments. Total cash paid for these businesses was approximately  $561, net of cash acquired of  $2. Annualized sales for businesses acquired in 2008 were approximately  $665. Goodwill of  $273 ( $214 of which is expected to be deductible for tax purposes) and identifiable intangible assets of  $191, primarily technology and customer relationships with a weighted-average life of eight years, were recognized from these transactions.

In the first quarter 2008, the Company sold the Brooks Instrument flow meters and controls unit, which was previously included in the Process Management segment, for  $100, resulting in an after-tax gain of  $42 ( $21 of income taxes). Brooks had 2008 sales of  $21 and net earnings of  $1. Both the gain on divestiture and operating results for Brooks are classified as discontinued operations. Also in 2008, the Company received approximately  $101 from the divestiture of its European appliance motor and pump business, resulting in a loss of  $92, including goodwill impairment of  $83. This business had total sales of  $453 and net earnings of  $7, excluding the divestiture loss. The divestiture loss and results of operations are classified as discontinued operations. This business was previously included in the Tools and Storage segment.

The results of operations of the businesses discussed above have been included in the Company's consolidated results of operations since the respective dates of acquisition.

Other Deductions, Net	12 Months Ended
Sep. 30, 2010
Other Deductions, Net
Other Deductions, Net

(4)  Other Deductions, Net

Other deductions, net are summarized as follows:

	2008	2009	2010

Rationalization of operations	$89	284	126
Amortization of intangibles (intellectual property and customer relationships)	80	108	176
Gains, net	(64)	(39)	(4)
Other	85	121	71

Total	$190	474	369

Other deductions, net decreased for 2010, primarily due to lower rationalization expense partially offset by higher amortization expense on acquired intangible assets and lower one-time gains. Other is composed of several items that are individually immaterial, including foreign currency gains and losses, bad debt expense, equity investment income and losses, as well as one-time items such as litigation and disputed matters and insurance recoveries. Other decreased in 2010 primarily because of  $45 of lower losses on foreign exchange transactions compared with 2009, while other increased in 2009 primarily because of  $30 of incremental losses on foreign currency exchange transactions compared with 2008. Gains, net for 2009 included the sale of an asset for which the Company received  $41 and recognized a gain of  $25 ( $17 after-tax). In 2008, the Company received  $54 and recognized a gain of  $39 ( $20 after-tax) on the sale of an equity investment in Industrial Motion Control Holdings, a manufacturer of motion control components for automation equipment, and also recorded a pretax gain of  $18 related to the sale of a facility.

Rationalization of Operations	12 Months Ended
Sep. 30, 2010
Rationalization of Operations
Rationalization of Operations

(5)  Rationalization of Operations

Rationalization of operations expense reflects costs associated with the Company's efforts to continuously improve operational efficiency and expand globally, in order to remain competitive on a worldwide basis. Each year the Company incurs costs for actions to size its businesses to a level appropriate for current economic conditions and to improve its cost structure for future growth. Rationalization expenses result from numerous individual actions implemented across the Company's various operating divisions on an ongoing basis and include costs for moving facilities to best-cost locations, starting up plants after relocation or geographic expansion to serve local markets, exiting certain product lines, curtailing/downsizing operations because of changing economic conditions and other costs resulting from asset redeployment decisions. Shutdown costs include severance, benefits, stay bonuses, lease and contract terminations and asset write-downs. In addition to the costs of moving fixed assets, start-up and moving costs include employee training and relocation. Vacant facility costs include security, maintenance, utility and other costs.

The Company reported rationalization expenses of  $126,  $284 and  $89, respectively for 2010, 2009 and 2008, with the significantly higher expense in 2009 due to actions taken in response to the severe economic environment worldwide. The Company currently expects to incur approximately  $100 million of rationalization expense in 2011, including the costs to complete actions initiated before the end of 2010 and actions anticipated to be approved and initiated during 2011.

The change in the liability for the rationalization of operations during the years ended September 30 follows:

	2009	EXPENSE	PAID / UTILIZED	2010

Severance and benefits	$112	73	128	57
Lease and other contract terminations	7	9	8	8
Fixed asset write-downs	–	9	9	–
Vacant facility and other shutdown costs	2	14	12	4
Start-up and moving costs	1	21	22	–

Total	$122	126	179	69

	2008	EXPENSE	PAID / UTILIZED	2009

Severance and benefits	$33	234	155	112
Lease and other contract terminations	5	9	7	7
Fixed asset write-downs	–	14	14	–
Vacant facility and other shutdown costs	1	13	12	2
Start-up and moving costs	1	25	25	1

Total	$40	295	213	122

Expense includes  $11 and  $9 in 2009 and 2008, respectively, related to discontinued operations.

Rationalization of operations expense by segment is summarized as follows:

	2008	2009	2010
Process Management	12	55	35
Industrial Automation	20	47	48
Network Power	28	118	25
Climate Technologies	22	48	13
Tools and Storage	7	16	5
Total	89	284	126

Costs incurred during 2010 included actions to exit approximately 25 production, distribution or office facilities and eliminate approximately 3,500 positions, as well as costs related to facilities exited in previous periods. All the Company's business segments incurred shutdown costs due to workforce reductions and/or the consolidation of facilities. Start-up and moving costs, vacant facilities and other costs were not material for any segment. Actions during 2010 included Process Management reducing worldwide forcecount and consolidating some North American and European production; Industrial Automation consolidating production and sales facilities within Europe and North America; Network Power reducing worldwide forcecount, consolidating North American production and shifting some production and engineering capabilities from North America and Europe to Asia; and Climate Technologies consolidating or downsizing production facilities in North America and Europe.

Costs incurred during 2009 included actions to exit approximately 25 production, distribution or office facilities and eliminate approximately 20,000 positions, of which approximately one-half were from restructuring actions and the remainder through layoffs and attrition, as well as costs related to facilities exited in previous periods. All the Company's business segments incurred shutdown costs due to workforce reductions and/or the consolidation of facilities. Start-up and moving costs were primarily attributable to Network Power and Industrial Automation, and Network Power incurred most of the asset write-downs. Vacant facilities and other costs were immaterial for any segment. Actions during 2009 included Process Management reducing worldwide headcount; Industrial Automation consolidating production facilities and reducing North American headcount; Network Power primarily incurring integration costs for the Embedded Computing acquisition, but also consolidating power systems production areas in North America and Europe and shifting some production and engineering capabilities from Europe to Asia; Climate Technologies consolidating or downsizing production facilities in North America, Europe and Asia; and Tools and Storage reducing salaried workforce and consolidating and downsizing production facilities in North America.

During 2008, rationalization of operations expense primarily related to exiting approximately 10 production, distribution or office facilities, and included the elimination of approximately 2,300 positions as well as ongoing costs related to facilities exited in previous periods. Actions in 2008 included Process Management expanding capacity in China and consolidating European production facilities; Industrial Automation consolidating power transmission and valve facilities in North America; Network Power consolidating production in North America and transferring other production in Asia; Climate Technologies shifting certain production to Mexico and consolidating production facilities in Europe; and Tools and Storage shifting production from Canada to the U.S. and closing motor production facilities in Europe.

Goodwill and Other Intangibles	12 Months Ended
Sep. 30, 2010
Goodwill and Other Intangibles
Goodwill and Other Intangibles

(6) Goodwill and Other Intangibles

Acquisitions are accounted for under the purchase method, with substantially all goodwill assigned to the reporting unit that acquires the business. Under an impairment test performed annually, if the carrying amount of a reporting unit's goodwill exceeds its estimated fair value, impairment is recognized to the extent that the carrying amount exceeds the implied fair value of the goodwill. Fair values of reporting units are estimated using discounted cash flows and market multiples and are subject to change due to changes in underlying economic conditions. The change in the carry amount of goodwill by business segment follows. See Note 3 for further discussion of changes in goodwill related to acquisitions, divestitures and impairment.

PROCESS		INDUSTRIAL	NETWORK	CLIMATE	TOOLS AND
MANAGEMENT		AUTOMATION	POWER	TECHNOLOGIES	STORAGE	TOTAL

Balance, September 30, 2008	$2,043	1,107	2,432	412	568	6,562
Acquisitions	242	204		60	35	541
Divestitures			(2)			(2)
Foreign currency translation and other	(6)	(7)	(13)	1	2	(23)
Balance, September 30, 2009	2,279	1,304	2,417	473	605	7,078

Acquisitions	27	97	1,509			1,633
Divestitures			(2)		(44)	(46)
Foreign currency translation and other	(32)	(22)	73	(9)	(19)	(9)

Balance, September 30, 2010	$2,274	1,379	3,997	464	542	8,656

The gross carrying amount and accumulated amortization of identifiable intangible assets by major class follow:

	GROSS CARRYING AMOUNT		ACCUMULATED AMORTIZATION		NET CARRYING AMOUNT
	2009	2010	2009	2010	2009	2010
Customer relationships	$549	1,414	123	181	426	1,233
Intellectual property	843	1,127	339	420	504	707
Capitalized software	883	918	669	708	214	210
Total	$2,275	3,459	1,131	1,309	1,144	2,150

Total intangible asset amortization expense for 2010, 2009 and 2008 was  $254,  $184 and  $150, respectively. Based on intangible asset balances as of September 30, 2010, amortization expense is expected to approximate  $331 in 2011,  $280 in 2012,  $239 in 2013,  $202 in 2014 and  $177 in 2015.

Financial Instruments	12 Months Ended
Sep. 30, 2010
Financial Instruments
Financial Instruments

(7)  Financial Instruments

Hedging Activities

The notional value of foreign currency hedge positions totaled approximately  $1.4 billion as of September 30, 2010. Commodity hedges outstanding at year end included a total of approximately 73 million pounds of copper and aluminum. The majority of hedging gains and losses deferred as of September 30, 2010 are expected to be recognized over the next 12 months as the underlying forecasted transactions occur. Presented below are amounts reclassified from accumulated other comprehensive income into earnings, amounts recognized in other comprehensive income and amounts recognized in earnings for derivatives not receiving deferral accounting. All derivatives receiving deferral accounting are cash flow hedges.

		GAIN/(LOSS) RECLASSIFIED		GAIN/(LOSS) RECOGNIZED IN
			INTO EARNINGS	OTHER COMPREHENSIVE INCOME

		2009	2010	2009	2010

Derivatives Receiving
Deferral Accounting	Location
Foreign currency	Sales	$(24)	(5)	(18)	11
Foreign currency	Cost of sales	(32)	6	(40)	30
Commodity	Cost of sales	(96)	42	(40)	44

Total		$(152)	43	(98)	85

					GAIN/(LOSS)
				RECOGNIZED IN EARNINGS
				2009	2010

Derivatives Not Receiving
Deferral Accounting	Location
Foreign currency	Other income (deductions)			$(67)	117
Commodity	Cost of sales			(11)	–

Total				$(78)	117

Regardless of whether or not derivatives receive deferral accounting, the Company expects hedging gains or losses to be essentially offset by losses or gains on the related underlying exposures. The amounts ultimately recognized will differ from those presented above for open positions which remain subject to ongoing market price fluctuations until settled. Derivatives receiving deferral accounting are highly effective, no amounts were excluded from the assessment of hedge effectiveness, and hedge ineffectiveness was immaterial in 2010, 2009 and 2008, including gains or losses on derivatives that were discontinued because forecasted transactions were no longer expected to occur.

Fair Value Measurements

Fair values of derivative contracts outstanding as of September 30 follow:

	ASSETS	LIABILITIES	ASSETS	LIABILITIES

	2009	2009	2010	2010

Derivatives Receiving Deferral Accounting
Foreign currency	$15	(33)	31	(9)
Commodity	$30	(4)	28	–
Derivatives Not Receiving Deferral Accounting
Foreign currency	$6	(7)	36	(41)
Commodity	$2	(2)	3	(3)

The Company neither posted nor held any collateral as of September 30, 2010. The maximum collateral the Company could have been required to post as of September 30, 2010 was  $10. As of September 30, 2010 and 2009, the fair value of long-term debt was  $5,292 and  $4,915, respectively, which was in excess of the carrying value by  $635 and  $351, respectively.

Short-Term Borrowings and Lines of Credit	12 Months Ended
Sep. 30, 2010
Short-Term Borrowings and Lines of Credit
Short-Term Borrowings and Lines of Credit

(8) Short-Term Borrowings and Lines of Credit

Short-term borrowings and current maturities of long-term debt are summarized as follows:

	2009	2010
Current maturities of long-term debt	$566	71
Commercial paper	–	401
Payable to banks	11	8
Total	$577	480
Weighted-average short-term borrowing interest rate at year end	1.1%	0.3%

The Company periodically issues commercial paper as a source of short-term financing. To support short-term borrowing, the Company maintains, but has not drawn on, a  $2.8 billion, five-year, revolving credit facility that expires in April 2011. The credit facility has no financial covenants and is not subject to termination based on a change in credit ratings or a material adverse change. There were no borrowings against U.S. lines of credit in the last three years. The Company has initiated renewal of the backup credit facility and anticipates completion in the next three months.

Long-Term Debt	12 Months Ended
Sep. 30, 2010
Long-Term Debt
Long-Term Debt
(9) Long-Term Debt

Long-term debt is summarized as follows:

	2009	2010

7.125% notes due August 2010	$500	–
5.75% notes due November 2011	250	250
4.625% notes due October 2012	250	250
4.5% notes due May 2013	250	250
5.625% notes due November 2013	250	250
5.0% notes due December 2014	250	250
4.125% notes due April 2015	250	250
4.75% notes due October 2015	250	250
5.125% notes due December 2016	250	250
5.375% notes due October 2017	250	250
5.25% notes due October 2018	400	400
5.0% notes due April 2019	250	250
4.875% notes due October 2019	500	500
4.25% notes due November 2020	–	300
6.0% notes due August 2032	250	250
6.125% notes due April 2039	250	250
5.25% notes due November 2039	–	300
Other	164	157

Long-term debt	4,564	4,657
Less: Current maturities	566	71

Total, net	$3,998	4,586

Long-term debt maturing during each of the four years after 2011 is  $284,  $560,  $251 and  $501, respectively. Total interest paid related to short-term borrowings and long-term debt was approximately  $264,  $230 and  $235 in 2010, 2009 and 2008, respectively.

The Company has a universal shelf registration statement on file with the SEC under which it could issue debt securities, preferred stock, common stock, warrants, share purchase contracts and share purchase units without a predetermined limit. Securities can be sold in one or more separate offerings with the size, price and terms to be determined at the time of sale.

Retirement Plans	12 Months Ended
Sep. 30, 2010
Retirement Plans
Retirement Plans

(10)  Retirement Plans

Retirement plans expense includes the following components:

		U.S. PLANS			NON-U.S. PLANS

	2008	2009	2010	2008	2009	2010

Defined benefit plans:
Service cost (benefits earned
during the period)	$48	46	51	23	22	24
Interest cost	167	174	175	45	45	45
Expected return on plan assets	(230)	(243)	(263)	(45)	(37)	(42)
Net amortization	86	70	122	11	17	20

Net periodic pension expense	71	47	85	34	47	47
Defined contribution plans	104	80	81	34	37	36

Total retirement plans expense	$175	127	166	68	84	83

Reconciliations of the actuarial present value of the projected benefit obligations and of the fair value of plan assets for defined benefit pension plans follow:

	U.S. PLANS		NON-U.S. PLANS

	2009	2010	2009	2010

Projected benefit obligation, beginning	$2,699	3,202	843	864
Service cost	46	51	22	24
Interest cost	174	175	45	45
Actuarial loss	408	207	15	112
Benefits paid	(154)	(157)	(37)	(45)
Acquisitions/divestitures, net	–	(15)	3	61
Effect of ASC 715 measurement date adjustment	21	–	8	–
Foreign currency translation and other	8	3	(35)	–

Projected benefit obligation, ending	$3,202	3,466	864	1,061

Fair value of plan assets, beginning	$3,030	2,822	619	634
Actual return on plan assets	(311)	328	3	60
Employer contributions	228	212	75	35
Benefits paid	(154)	(157)	(37)	(45)
Acquisitions/divestitures, net	–	–	–	41
Effect of ASC 715 measurement date adjustment	28	–	6	–
Foreign currency translation and other	1	1	(32)	(11)

Fair value of plan assets, ending	$2,822	3,206	634	714
Net amount recognized in the balance sheet	$(380)	(260)	(230)	(347)

Amounts recognized in the balance sheet:
Noncurrent asset	$–	–	3	5
Noncurrent liability	$(380)	(260)	(233)	(352)
Accumulated other comprehensive loss	$(1,432)	(1,439)	(260)	(338)

Approximately  $169 of the  $1,777 of losses deferred in accumulated other comprehensive income at September 30, 2010, will be amortized into earnings in 2011. Retirement plans in total were underfunded by  $607 as of September 30, 2010.

As of the plans' September 30, 2010 and 2009 measurement dates, the total accumulated benefit obligation was  $4,246 and  $3,811, respectively. Also, as of the plans' respective measurement dates, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets for retirement plans with accumulated benefit obligations in excess of plan assets were  $1,120,  $1,043 and  $618, respectively, for 2010, and  $3,575,  $3,383 and  $2,974, respectively, for 2009.

Future benefit payments for U.S. plans are estimated to be  $164 in 2011,  $173 in 2012,  $184 in 2013,  $194 in 2014,  $203 in 2015 and  $1,137 in total over the five years 2016 through 2020. Based on foreign currency exchange rates as of September 30, 2010, future benefit payments for non-U.S. plans are estimated to be  $47 in 2011,  $41 in 2012,  $46 in 2013,  $48 in 2014,  $55 in 2015 and  $295 in total over the five years 2016 through 2020. In 2011, the Company expects to contribute approximately  $150 to its retirement plans.

The weighted-average assumptions used in the valuations of pension benefits were as follows:

		U.S. PLANS			NON-U.S. PLANS

	2008	2009	2010	2008	2009	2010

Assumptions used to determine
net pension expense:
Discount rate	6.25%	6.50%	5.50%	5.3%	5.9%	5.3%
Expected return on plan assets	8.00%	8.00%	8.00%	7.3%	6.0%	5.9%
Rate of compensation increase	3.25%	3.25%	3.00%	3.5%	3.5%	3.9%

Assumptions used to determine
benefit obligations:
Discount rate	6.50%	5.50%	5.00%	5.9%	5.3%	4.6%
Rate of compensation increase	3.25%	3.00%	3.00%	3.5%	3.9%	3.5%

The discount rate for the U.S. retirement plans was 5.0 percent as of September 30, 2010. An actuarially determined, company-specific yield curve is used to determine the discount rate. Defined benefit pension plan expense for 2011 is expected to be approximately  $145 versus  $132 in 2010. The expected return on plan assets assumption is determined by reviewing the investment returns of the plans for the past 10 years and historical returns of an asset mix approximating Emerson's asset allocation targets and periodically comparing these returns to expectations of investment advisors and actuaries to determine whether long-term future returns are expected to differ significantly from the past.

The Company's asset allocations at September 30, 2010 and 2009, and weighted-average target allocations are as follows:

		U.S. PLANS			NON-U.S. PLANS
	2009	2010	TARGET	2009	2010	TARGET
Equity securities	64%	65%	60-70%	53%	51%	50-60%
Debt securities	32%	29%	25-35%	31%	31%	25-35%
Other	4%	6%	3-10%	16%	18%	10-20%
Total	100%	100%	100%	100%	100%	100%

The primary objective for the investment of plan assets is to secure participant retirement benefits while earning a reasonable rate of return. Plan assets are invested consistent with the provisions of the prudence and diversification rules of ERISA and with a long-term investment horizon. The Company continuously monitors the value of assets by class and routinely rebalances to remain within target allocations. The strategy for equity assets is to minimize concentrations of risk by investing primarily in companies in a diversified mix of industries worldwide, while targeting neutrality in exposure to market capitalization levels, growth versus value profile, global versus regional markets, fund types and fund managers. The approach for bonds emphasizes investment-grade corporate and government debt with maturities matching a portion of the longer duration pension liabilities. The bonds strategy also includes a high yield element which is generally shorter in duration. A small portion of U.S. plan assets is allocated to private equity partnerships and real asset fund investments for diversification, providing opportunities for above market returns. Leveraging techniques are not used and the use of derivatives in any fund is limited to exchange-traded futures contracts and is inconsequential.

The fair values of defined benefit plan assets as of September 30, 2010 organized by asset class and by the fair value hierarchy of ASC 820 as outlined in Note 1 follow:

	Level 1	Level 2	Level 3	Total	%
U.S. Equities	$879	457	130	1466	38%
International Equities	533	256		789	20%
Emerging Market Equities	67	136		203	5%
Corporate Bonds	23	449		472	12%
Government Bonds	6	533		539	14%
High Yield Bonds	2	133		135	3%
Other	33	164	119	316	8%
Total	$1,543	2128	249	3920	100%

Asset Classes

U.S. Equities reflects companies domiciled in the U.S., including multinational companies. International Equities is comprised of companies domiciled in developed nations outside the U.S. Emerging Market Equities is comprised of companies domiciled in portions of Asia, Eastern Europe and Latin America.

Government Bonds include investment-grade instruments issued by federal, state and local governments, primarily in the U.S. Corporate Bonds represent investment-grade debt of issuers primarily from the U.S. High Yield Bonds include non-investment-grade debt from a diverse group of developed market issuers.

Other includes cash, interests in mixed asset funds investing in commodities, natural resources, agriculture and exchange-traded real estate funds, life insurance contracts (U.S.) and shares in certain general investment funds of financial institutions or insurance arrangements (non-U.S.) that typically ensure no market losses or provide for a small minimum return guarantee.

Fair Value Hierarchy Categories

Valuations of Level 1 assets for all classes are based on quoted closing market prices from the principal exchanges where the individual securities are traded. Cash is valued at cost, which approximates fair value.

Equity securities categorized as Level 2 assets are primarily non-exchange-traded commingled or collective funds where the underlying securities have observable prices available from active markets. Valuation is based on the net asset value of fund units held as derived from the fair value of the underlying assets.

Debt securities categorized as Level 2 assets are generally valued based on independent broker/dealer bids or by comparison to other debt securities having similar durations, yields and credit ratings. Other Level 2 assets are valued based on a net asset value of fund units held, which is derived from either broker/dealer quotation or market-observed pricing for the underlying assets.

U.S. equity securities classified as Level 3 are fund investments in private companies. Valuation techniques and inputs for these assets include discounted cash flow analysis, earnings multiple approaches, recent transactions, transferability restrictions, prevailing discount rates, volatilities, credit ratings and other factors.

In the Other class, interests in mixed assets funds are Level 2 and U.S. life insurance contracts and non-U.S. general fund investments and insurance arrangements are Level 3.

A reconciliation of the change in value for Level 3 assets follows:

Beginning balance, September 30, 2009	$221
Gains/(Losses) on assets held	28
Gains/(Losses) on assets sold	(9)
Purchases, sales and settlements, net	9

Ending balance, September 30, 2010	$249

Postretirement Plans	12 Months Ended
Sep. 30, 2010
Postretirement Plans
Postretirement Plans

(11) Postretirement Plans

The Company sponsors unfunded postretirement benefit plans (primarily health care) for U.S. retirees and their dependents. The components of net postretirement benefits expense for the years ended September 30 follow:

	2008	2009	2010
Service cost	$5	4	5
Interest cost	29	30	24
Net amortization	27	15	1
Net postretirement expense	$61	49	30

Reconciliations of the actuarial present value of accumulated postretirement benefit obligations follow:

	2009	2010

Benefit obligation, beginning	$465	499
Service cost	4	5
Interest cost	30	24
Actuarial (gain)/loss	24	(36)
Benefits paid	(34)	(32)
Plan amendments	–	(34)
Acquisitions/divestitures and other	10	(9)

Benefit obligation, ending, recognized in balance sheet	$499	417

Approximately  $8 of  $65 of credits deferred in accumulated other comprehensive income at September 30, 2010 will be amortized into earnings in 2011. The assumed discount rates used in measuring the benefit obligations as of September 30, 2010, 2009 and 2008, were 4.25 percent, 5.0 percent and 6.5 percent, respectively. The assumed health care cost trend rate for 2011 is 8.0 percent, declining to 5.0 percent in the year 2017, and for 2010 was 8.5 percent, declining to 5.0 percent in the year 2017. A one-percentage-point increase or decrease in the assumed health care cost trend rate for each year would increase or decrease 2010 postretirement expense and the benefit obligation as of September 30, 2010 less than 5 percent. The Company estimates that future health care benefit payments will be  $39 in 2011,  $39 in 2012,  $38 in 2013,  $37 in 2014,  $36 in 2015 and  $160 in total over the five years 2016 through 2020.

Contingent Liabilities and Commitments	12 Months Ended
Sep. 30, 2010
Contingent Liabilities and Commitments
Contingent Liabilities and Commitments

(12)  Contingent Liabilities and Commitments

Emerson is a party to a number of pending legal proceedings and claims, including those involving general and product liability and other matters, several of which claim substantial amounts of damages. The Company accrues for such liabilities when it is probable that future costs (including legal fees and expenses) will be incurred and such costs can be reasonably estimated. Accruals are based on developments to date; management's estimates of the outcomes of these matters; the Company's experience in contesting, litigating and settling similar matters; and any related insurance coverage. Although it is not possible to predict the ultimate outcome of these matters, the Company historically has been successful in defending itself against claims and suits that have been brought against it, and will continue to defend itself vigorously in all such matters. While the Company believes a material adverse impact is unlikely, given the inherent uncertainty of litigation, a remote possibility exists that a future development could have a material adverse impact on the Company.

The Company enters into certain indemnification agreements in the ordinary course of business in which the indemnified party is held harmless and is reimbursed for losses incurred from claims by third parties, usually up to a prespecified limit. In connection with divestitures of certain assets or businesses, the Company often provides indemnities to the buyer with respect to certain matters including, as examples, environmental or unidentified tax liabilities related to periods prior to the disposition. Because of the uncertain nature of the indemnities, the maximum liability cannot be quantified. As such, liabilities are recorded when they are both probable and reasonably estimable. Historically, payments under indemnity arrangements have been inconsequential.

At September 30, 2010, there were no known contingent liabilities (including guarantees, pending litigation, taxes and other claims) that management believes will be material in relation to the Company's financial statements, nor were there any material commitments outside the normal course of business.

Income Taxes	12 Months Ended
Sep. 30, 2010
Income Taxes
Income Taxes

(13) Income Taxes

Pretax earnings from continuing operations consist of the following:

	2008	2009	2010
United States	$1,756	1,169	1,303
Non-U.S.	1,889	1,281	1,576
Total pretax earnings from continuing operations	$3,645	2,450	2,879

The principal components of income tax expense follow:

	2008	2009	2010

Current:
Federal	$531	230	496
State and local	50	25	33
Non-U.S.	488	313	413

Deferred:
Federal	69	149	(55)
State and local	(4)	9	(1)
Non-U.S.	(9)	(38)	(38)

Income tax expense	$1,125	688	848

Reconciliations of the U.S. federal statutory tax rate to the Company's effective tax rate follow:

	2008	2009	2010

Federal rate	35.0%	35.0%	35.0%
State and local taxes, net of federal tax benefit	0.8	0.9	0.7
Non-U.S. rate differential	(3.9)	(4.6)	(4.5)
Non-U.S. tax holidays	(0.9)	(2.0)	(2.2)
U.S. manufacturing deduction	(0.7)	(0.8)	(0.6)
Other	0.6	(0.4)	1.0

Effective income tax rate	30.9%	28.1%	29.4%

Non-U.S. tax holidays reduce tax rates in certain foreign jurisdictions and are expected to expire over the next five years.

Following are reconciliations of the beginning and ending balances of unrecognized tax benefits before recoverability of cross-jurisdictional tax credits (federal, state and non-U.S.) and temporary differences. The amount of unrecognized tax benefits is not expected to significantly increase or decrease within the next 12 months.

	2009	2010

Beginning balance, at October 1	$168	159
Additions for current year tax positions	17	48
Additions for prior years tax positions	14	20
Reductions for prior years tax positions	(24)	(34)
Reductions for settlements with tax authorities	(10)	(10)
Reductions for expirations of statute of limitations	(6)	(13)

Ending balance, at September 30	$159	170

If none of the unrecognized tax benefits shown is ultimately paid, the tax provision and the calculation of the effective tax rate would be favorably impacted by  $132. Acquired positions of  $27 in 2010 are included in additions for the current year. The Company accrues interest and penalties related to income taxes in income tax expense. Total interest and penalties recognized were  $(1) and  $6 in 2010 and 2009, respectively. As of September 30, 2010 and 2009, total accrued interest and penalties were  $37 and  $33, respectively.

The United States is the major jurisdiction for which the Company files income tax returns. Examinations by the U.S. Internal Revenue Service are substantially complete through fiscal 2007. The status of state and non-U.S. tax examinations varies by the numerous legal entities and jurisdictions in which the Company operates.

The principal items that gave rise to deferred income tax assets and liabilities follow:

	2009	2010

Deferred tax assets:
Net operating losses and tax credits	$279	281
Accrued liabilities	186	225
Postretirement and postemployment benefits	181	153
Employee compensation and benefits	160	225
Pensions	118	143
Other	150	137
Total	1,074	1,164
Valuation allowances	(103)	(105)

Deferred tax liabilities:
Intangibles	(587)	(918)
Property, plant and equipment	(233)	(265)
Leveraged leases	(59)	(52)
Other	(75)	(84)
Total	(954)	(1,319)

Net deferred income tax asset (liability)	$17	(260)

At September 30, 2010 and 2009, respectively, net current deferred tax assets were  $374 and  $290, and net noncurrent deferred tax liabilities were  $634 and  $273. Total income taxes paid were approximately  $890,  $780 and  $1,110 in 2010, 2009 and 2008, respectively. The majority of the  $281 net operating losses and tax credits can be carried forward indefinitely, while the remainder expire over varying periods.

Stock-Based Compensation	12 Months Ended
Sep. 30, 2010
Stock-Based Compensation
Stock-Based Compensation

14) Stock-Based Compensation

The Company's stock-based compensation plans include stock options, performance shares, restricted stock and restricted stock units. Although the Company has discretion, shares distributed under these plans are issued from treasury stock.

S T O C K O P T I O N S

The Company's stock option plans permit key officers and employees to purchase common stock at specified prices. Options are granted at 100 percent of  the average of the high and low prices of the Company's common stock on the date of grant, generally vest one-third each year and expire 10 years from the date of grant. Compensation expense is recognized ratably over the vesting period based on the number of options expected to vest. At September 30, 2010, approximately 7.6 million options remained available for grant under these plans.

Changes in shares subject to option during the year ended September 30, 2010, follow:

	AVERAGE		TOTAL	AVERAGE
	EXERCISE PRICE		INTRINSIC VALUE	REMAINING
(SHARES IN THOUSANDS)	PER SHARE	SHARES	OF AWARDS	LIFE (YEARS)

Beginning of year	$36.09	16,245
Options granted	$42.09	623
Options exercised	$27.48	(2,898)
Options canceled	$42.45	(301)

End of year	$38.04	13,669	$203	5.9
Exercisable at year end	$37.47	9,504	$147	5.0

The weighted-average grant date fair value per option granted was  $8.51,  $4.45 and  $10.59 for 2010, 2009 and 2008, respectively. Cash received for option exercises was  $53 in 2010,  $33 in 2009 and  $73 in 2008. The total intrinsic value of options exercised was  $59,  $10 and  $75 in 2010, 2009 and 2008, respectively, and the actual tax benefit realized from tax deductions related to option exercises was  $4,  $7 and  $19, respectively.

The grant date fair value of each option is estimated using the Black-Scholes option-pricing model. Weighted-average assumptions used in the Black-Scholes valuations for 2010, 2009 and 2008 are as follows: risk-free interest rate based on the U.S. Treasury yield of 3.0 percent, 2.4 percent and 4.1 percent; dividend yield of 3.2 percent, 4.2 percent and 2.0 percent; and expected volatility based on historical volatility of 25 percent, 22 percent and 17 percent. The expected life of an option is seven years based on historical experience and expected future exercise patterns.

Performance Shares, Restricted Stock and Restricted Stock Units

The Company's incentive shares plans include performance share awards which distribute the value of common stock to key management personnel subject to certain operating performance conditions and other restrictions. Distribution is primarily in shares of common stock and partially in cash. Compensation expense is recognized over the service period based on the number of awards expected to be ultimately earned. Performance share awards are accounted for as liabilities in accordance with ASC 718, Compensation – Stock Compensation, with compensation expense adjusted at the end of each period to reflect the change in fair value of the awards.

As of September 30, 2010, 10,060,964 performance shares were outstanding, which are contingent on accomplishing the Company's performance objective and the provision of service by the employees. The objective for 4,786,464 performance shares awarded primarily in 2007 was met at the 96 percent performance level at the end of 2010. Of these, the value of 2,871,878 shares will be distributed in early 2011 while the value of 1,914,586 shares remains subject to the employees providing one additional year of service. The remaining 5,274,500 performance shares (primarily awarded in 2010) are contingent on achieving the Company's performance objective through 2013 and the provision of service by the employees.

Incentive shares plans also include restricted stock awards, which involve distribution of common stock to key management personnel subject to cliff vesting at the end of service periods ranging from three to 10 years. The fair value of these awards is determined based on the average of the high and low price of the Company's common stock on the date of grant, with compensation expense recognized ratably over the applicable service period. In 2010, 260,000 shares of restricted stock vested as a result of participants fulfilling the applicable service requirements and, accordingly, 157,388 shares were issued while 102,612 shares were withheld for income taxes in accordance with minimum withholding requirements. The Company also performed a one-time conversion of outstanding Avocent stock awards in conjunction with the acquisition and during 2010, 685,755 of these shares vested, with 467,452 Emerson shares issued and 218,303 shares withheld for taxes in accordance with minimum withholding requirements. As of September 30, 2010, there were 2,222,379 non-vested shares of restricted stock outstanding, including 254,379 shares related to the one-time Avocent conversion.

Changes in awards outstanding but not yet earned under the incentive shares plans during the year ended September 30, 2010 follow:

		AVERAGE GRANT DATE
(SHARES IN THOUSANDS)	SHARES	FAIR VALUE PER SHARE

Beginning of year	6,969	$40.59
Granted	6,730	$39.12
Earned/vested	(946)	$40.27
Canceled	(470)	$41.08

End of year	12,283	$39.76

The total fair value of shares vested under the incentive shares plans was  $42,  $3 and  $253, respectively, in 2010, 2009 and 2008, of which  $15,  $1 and  $104, respectively, was paid in cash, primarily for tax withholding. As of September 30, 2010, approximately 10 million shares remained available for award under the incentive shares plans.

Total compensation expense for the stock option and incentive shares plans was  $217,  $54 and  $82, for 2010, 2009 and 2008, respectively. The increase from 2009 to 2010 reflects overlap of two performance share programs during the year (2007 awards for performance through 2010 and 2010 awards for performance through 2013) and a higher stock price in the current year. The decrease from 2008 to 2009 reflects no performance share program overlap in 2009 and expense accrual at a lower overall performance percentage. Income tax benefits recognized in the income statement for these compensation arrangements during 2010, 2009 and 2008 were  $65,  $13 and  $21, respectively. As of September 30, 2010, there was  $270 of total unrecognized compensation cost related to non-vested awards granted under these plans, which is expected to be recognized over a weighted-average period of 2.4 years.

In addition to the stock option and incentive shares plans, in 2010 the Company awarded 25,610 shares of restricted stock and 5,122 restricted stock units under the restricted stock plan for non-management directors. As of September 30, 2010, 338,122 shares remained available for issuance under this plan.

Common Stock	12 Months Ended
Sep. 30, 2010
Common Stock
Common Stock

(15) Common Stock

At September 30, 2010, approximately 42 million shares of common stock were reserved for issuance under the Company's stock-based compensation plans. During 2010, 2.1 million common shares were repurchased and 2.9 million treasury shares were issued.

Business Segments Information	12 Months Ended
Sep. 30, 2010
Business Segments Information
Business Segments Information

(16)  Business Segments Information

The Company designs and supplies product technology and delivers engineering services in a wide range of industrial, commercial and consumer markets around the world. The business segments of the Company are organized primarily by the nature of the products and services they sell. The Process Management segment provides systems and software, measurement and analytical instrumentation, valves, actuators and regulators, and services and solutions that provide precision control, monitoring and asset optimization for plants that produce power or process fluids such as petroleum, chemicals, food and beverages, pulp and paper and pharmaceuticals. The Industrial Automation segment provides commercial and industrial motors and drives, power transmission and materials handling equipment, alternators, materials joining and precision cleaning products, fluid power and control mechanisms and electrical distribution equipment which are used in a wide variety of manufacturing operations to provide integrated manufacturing solutions to customers. The Network Power segment designs, manufactures, installs and maintains power systems, including power conditioning and uninterruptible AC and DC power supplies, embedded power supplies, precision cooling systems, electrical switching equipment, and integrated infrastructure monitoring and management systems for telecommunications networks, data centers and other critical applications. The Climate Technologies segment supplies compressors, temperature sensors and controls, thermostats, flow controls and remote monitoring services to all elements of the climate control industry. The Tools and Storage segment provides tools for professionals and homeowners, home and commercial storage systems, and appliance solutions. The principal distribution method for each segment is a direct sales force, although the Company also uses independent sales representatives and distributors. Certain of the Company's international operations are subject to risks such as nationalization of operations, significant currency exchange rate fluctuations and restrictions on the movement of funds.

The primary income measure used for assessing segment performance and making operating decisions is earnings before interest and income taxes. Intersegment selling prices approximate market prices. Accounting method differences between segment reporting and the consolidated financial statements are primarily management fees allocated to segments based on a percentage of sales and the accounting for pension and other retirement plans. Gains and losses from divestitures of businesses are included in Corporate and other. Corporate assets include primarily cash and equivalents, investments and certain fixed assets.

Summarized below is information about the Company's operations by business segment and by geographic region (also see Notes 3 through 6). In conjunction with the sale of the appliance motors and U.S. commercial and industrial motors businesses, segment disclosures reflect the reclassification of those businesses into discontinued operations, and the movement of the retained hermetic motors business from Tools and Storage (formerly Appliance and Tools) to Industrial Automation.

Business Segments

		SALES			EARNINGS		TOTAL ASSETS

	2008	2009	2010	2008	2009	2010	2008	2009	2010

Process Management	$6,548	6,135	6,022	1,301	1,060	1,093	5,093	5,283	5,406
Industrial Automation	5,389	4,172	4,289	865	470	591	3,553	3,420	3,688
Network Power	6,416	5,456	5,828	807	579	800	5,492	4,973	8,072
Climate Technologies	3,822	3,197	3,801	569	411	691	2,201	2,131	2,172
Tools and Storage	2,248	1,725	1,755	421	276	357	1,957	1,804	1,314

	24,423	20,685	21,695	3,963	2,796	3,532	18,296	17,611	20,652
Differences in accounting methods				223	179	195
Corporate and other (a)				(353)	(305)	(587)	2,744	2,152	2,191
Sales eliminations/Interest	(672)	(583)	(656)	(188)	(220)	(261)

Total	$23,751	20,102	21,039	3,645	2,450	2,879	21,040	19,763	22,843

(a)
Corporate and other increased from 2009 to 2010 primarily reflecting higher incentive stock compensation expense related to an increase in the Company's stock price and the overlap of two incentive stock compensation plans in the current year (see Note 14), and acquisition costs. Corporate and other decreased from 2008 to 2009 primarily because of lower incentive stock compensation expense and lower commodity mark-to-market impact, partially offset by lower nonrecurring gains.

				DEPRECIATION AND
	INTERSEGMENT SALES			AMORTIZATION EXPENSE			CAPITAL EXPENDITURES

	2008	2009	2010	2008	2009	2010	2008	2009	2010

Process Management	$5	2	3	148	166	183	144	100	105
Industrial Automation	570	499	570	135	143	150	144	99	114
Network Power	15	16	31	149	155	205	127	100	103
Climate Technologies	53	43	46	139	138	148	128	83	104
Tools and Storage	29	23	6	115	96	95	92	64	57
Corporate and other				21	29	35	79	85	41

Total	$672	583	656	707	727	816	714	531	524

G E O G R A P H I C

	SALES BY DESTINATION			PROPERTY, PLANT AND EQUIPMENT

	2008	2009	2010	2008	2009	2010

United States	10,444	8,686	9,101	2,032	2,010	1,839
Europe	5,652	4,341	4,309	670	717	683
Asia	4,450	4,312	4,858	516	525	505
Latin America	1,180	1,004	1,065	229	227	229
Other regions	2,025	1,759	1,706	60	21	31
Total	23751	20102	21,039	3507	3,500	3,287
Asia includes sales in China of $2,692, $2,306 and $2,229 for 2010, 2009 and 2008, respectively.

Other Financial Data	12 Months Ended
Sep. 30, 2010
Other Financial Information
Other Financial Data
(17) Other Financial Data
Items reported in earnings during the years ended September 30 include the following:
	2008	2009	2010
Depreciation	$557	543	562
Research and development expense	$458	460	473
Rent expense	$337	363	353

The Company leases facilities, transportation and office equipment and various other items under operating lease agreements. The minimum annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs, will approximate  $223 in 2011,  $159 in 2012,  $108 in 2013,  $74 in 2014 and  $54 in 2015.

Items reported in accrued expenses include the following:
	2009	2010
Employee compensation	$536	683
Customer advanced payments	$315	385
Product warranty	$199	224

Other liabilities are summarized as follows:
	2009	2010
Deferred income taxes	$406	762
Pension plans	613	612
Postretirement plans, excluding current portion	460	380
Other	624	702
Total	$2,103	2,456

Other operating cash flow is comprised of the following:
	2008	2009	2010
Pension expense	$105	94	132
Stock compensation expense	82	54	217
(Gain)/Loss on sale of businesses, net of tax	50	–	(167)
Other	20	123	15
Total	$257	271	197

Quarterly Financial Information	12 Months Ended
Sep. 30, 2010
Quarterly Financial data
Quarterly Financial Information (Unaudited)

(18)  Quarterly Financial Information (Unaudited)

	FIRST		SECOND		THIRD		FOURTH		FULL
	QUARTER		QUARTER		QUARTER		QUARTER		YEAR
	2009	2010	2009	2010	2009	2010	2009	2010	2009	2010
Net sales	$5,206	4,828	4,882	4,953	4,884	5,417	5,130	5,841	20,102	21,039
Gross profit	$1,958	1,868	1,804	1,963	1,802	2,164	1,996	2,331	7,560	8,326
Earnings from continuing opera-
tions common stockholders	$456	417	372	408	383	581	504	572	1,715	1,978
Net earnings
common stockholders	$458	425	373	405	387	585	506	749	1,724	2,164

Earnings per common share
from continuing operations:
Basic	$0.6	0.55	0.49	0.54	0.51	0.77	0.67	0.76	2.27	2.62
Diluted	$0.59	0.55	0.49	0.54	0.51	0.76	0.67	0.75	2.26	2.6

Net earnings
per common share:
Basic	$0.6	0.56	0.5	0.54	0.52	0.78	0.67	0.99	2.29	2.87
Diluted	$0.6	0.56	0.49	0.53	0.51	0.77	0.67	0.98	2.27	2.84

Dividends per common share	$0.33	0.335	0.33	0.335	0.33	0.335	0.33	0.335	1.32	1.34

Common stock prices:
High	$39.19	43.71	39.1	51.1	37.35	53.73	41.24	53.82	41.24	53.82
Low	$29.98	37.45	24.87	41.22	29.53	42.69	30.63	42.73	24.87	37.45

Earnings per share are computed independently each period; as a result, the quarterly amounts may not sum to the calculated annual figure. Certain prior year amounts have been reclassified to conform to the current year presentation, including operating results which have been reclassified as discontinued operations. See Note 3.

Emerson Electric Co. common stock (symbol EMR) is listed on the New York Stock Exchange and the Chicago Stock Exchange.

Summary of Significant Accounting Policies (Policy)	12 Months Ended
Sep. 30, 2010
Summary of Significant Accounting Policies
Financial Statement Presentation

Financial Statement Presentation

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from these estimates. Certain prior year amounts have been reclassified to conform to the current year presentation, including the adoption of ASC 810 (see below) and certain operating results which have been reclassified to discontinued operations.

Emerson adopted updates to ASC 810, Consolidation, in the first quarter of 2010. The updates require an entity to separately disclose noncontrolling interests in subsidiaries as a separate line item in the income statement and as a separate component of equity in the balance sheet. Adoption did not have a material impact on the Company's financial statements. As required, this change has been retrospectively applied to prior periods.

Effective October 1, 2009, the Company adopted ASC 805, Business Combinations, which requires that assets acquired, liabilities assumed and contractual contingencies be measured at fair value as of the acquisition date and all acquisition costs be expensed as incurred. See Note 3 for a discussion of acquisition activity.

In the first quarter of 2010, the Company adopted updates to ASC 260, Earnings per Share, regarding the two-class method of computing earnings per share (EPS). This method requires earnings to be allocated to participating securities (for Emerson, certain employee stock awards) in the EPS computation based on each security's respective dividend rate. This change had an inconsequential impact on EPS for all periods presented.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its controlled affiliates. Intercompany transactions, profits and balances are eliminated in consolidation. Investments of 20 percent to 50 percent of the voting shares of other entities are accounted for by the equity method. Investments in publicly traded companies of less than 20 percent are carried at fair value, with changes in fair value reflected in accumulated other comprehensive income. Investments in nonpublicly traded companies of less than 20 percent are carried at cost.

Foreign Currency Translation

Foreign Currency Translation

The functional currency for most of the Company's non-U.S. subsidiaries is the local currency. Adjustments resulting from translating local currency financial statements into U.S. dollars are reflected in accumulated other comprehensive income.

Fair Value Measurements

Fair Value Measurements

In 2009, the Company adopted the recognition and disclosure provisions of ASC 820, Fair Value Measurements and Disclosures, which established a formal hierarchy and framework for measuring fair value, and expanded disclosure about fair value measurements and the reliability of valuation inputs. Under ASC 820, measurement assumes the transaction to sell an asset or transfer a liability occurs in the principal or at least the most advantageous market for that asset or liability. Within the hierarchy, Level 1 instruments use observable market prices for the identical item in active markets and have the most reliable valuations. Level 2 instruments are valued through broker/dealer quotation or through market-observable inputs for similar items in active markets, including forward and spot prices, interest rates and volatilities. Level 3 instruments are valued using inputs not observable in an active market, such as company-developed future cash flow estimates, and are considered the least reliable. Valuations for all of Emerson's financial instruments fall within Level 2. The fair value of the Company's long-term debt is estimated using current interest rates and pricing from financial institutions and other market sources for debt with similar maturities and characteristics. Due to the high credit quality of Emerson and its counterparties, the impact of adopting ASC 820 was inconsequential. In 2010, Emerson adopted the portions of ASC 820 related to nonfinancial assets and liabilities, including goodwill and certain other intangible and long-lived assets. Adoption did not have a material impact on the Company's financial statements.

If credit ratings on the Company's debt fall below pre-established levels, derivatives counterparties can require immediate full collateralization on instruments in net liability positions. Similarly, Emerson can demand full collateralization should any of the Company's counterparties' credit rating fall below certain thresholds. Counterparties to derivative arrangements are companies with high credit ratings. Risk from credit loss when derivatives are in asset positions is considered immaterial. The Company has master netting arrangements in place with its counterparties that allow the offsetting of certain derivative-related amounts receivable and payable when settlement occurs in the same period. Accordingly, counterparty balances are netted in the consolidated balance sheet. As of September 30, 2010, the net values of commodity contracts are reported in current assets while the net values of foreign currency contracts are reported in current assets and accrued expenses. See Note 7.

Cash Equivalents	Cash Equivalents Cash equivalents consist of highly liquid investments with original maturities of three months or less.
Inventories

Inventories

Inventories are stated at the lower of cost or market. The majority of inventory is valued based on standard costs that approximate average costs, while the remainder is principally valued on a first-in, first-out basis. Cost standards are revised at the beginning of each fiscal year. The annual effect of resetting standards plus any operating variances incurred during each period are allocated between inventories and cost of sales.

Property, Plant and Equipment

Property, Plant and Equipment

The Company records investments in land, buildings, and machinery and equipment at cost. Depreciation is computed principally using the straight-line method over estimated service lives, which for principal assets are 30 to 40 years for buildings and 8 to 12 years for machinery and equipment. Long-lived tangible assets are reviewed for impairment whenever events or changes in business circumstances indicate the carrying value of the assets may not be recoverable. Impairment losses are recognized based on fair value if the sum of expected future undiscounted cash flows of the related assets is less than their carrying values.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Assets and liabilities acquired in business combinations are accounted for using the purchase method and recorded at their respective fair values. Substantially all goodwill is assigned to the reporting unit that acquires a business. A reporting unit is an operating segment as defined in ASC 280, Segment Reporting, or a business one level below an operating segment if discrete financial information for that business unit is prepared and regularly reviewed by the segment manager. The Company conducts impairment tests of goodwill on an annual basis in the fourth quarter and between annual tests if events or circumstances indicate the fair value of a reporting unit may be less than its carrying value. If a reporting unit's carrying amount exceeds its estimated fair value, goodwill impairment is recognized to the extent that recorded goodwill exceeds the implied fair value of that goodwill. Fair values of reporting units are Level 3 measures and are developed under an income approach that discounts estimated future cash flows using risk-adjusted interest rates.

All of the Company's identifiable intangible assets are subject to amortization. Identifiable intangibles consist of intellectual property such as patents and trademarks, customer relationships and capitalized software, and are amortized on a straight-line basis over the estimated useful life. These intangibles are also subject to evaluation for potential impairment if events or circumstances indicate the carrying amount may not be recoverable. See Note 6.

Warranty

Warranty

Warranties vary by product line and are competitive for the markets in which the Company operates. Warranties generally extend for a period of one to two years from the date of sale or installation. Provisions for warranty are determined primarily based on historical warranty cost as a percentage of sales or a fixed amount per unit sold based on failure rates, adjusted for specific problems that may arise. Product warranty expense is less than one percent of sales.

Revenue Recognition

Revenue Recognition

The Company recognizes nearly all of its revenues through the sale of manufactured products and records the sale when products are shipped or delivered and title passes to the customer with collection reasonably assured. In certain circumstances, revenue is recognized on the percentage-of-completion method, when services are rendered, or in accordance with ASC 985-605 related to software. Sales arrangements sometimes involve delivering multiple elements, including services such as installation. In these instances, the revenue assigned to each element is based on its objectively determined fair value, with revenue recognized individually for delivered elements only if they have value to the customer on a stand-alone basis, the performance of the undelivered items is probable and substantially in the Company's control or the undelivered elements are inconsequential or perfunctory, and there are no unsatisfied contingencies related to payment. Management believes that all relevant criteria and conditions are considered when recognizing revenue.

Derivatives and Hedging

Derivatives and Hedging

In the normal course of business, the Company is exposed to changes in interest rates, foreign currency exchange rates and commodity prices due to its worldwide presence and diverse business profile. Emerson's foreign currency exposures primarily relate to transactions denominated in euros, Mexican pesos, Canadian dollars and Chinese renminbi. Primary commodity exposures are price fluctuations on forecasted purchases of copper, aluminum and related products. As part of the Company's risk management strategy, derivative instruments are selectively used in an effort to minimize the impact of these exposures. Foreign exchange forwards and options are utilized to hedge foreign currency exposures impacting sales or cost of sales transactions, firm commitments and the fair value of assets and liabilities, while swap and option contracts are used to minimize the effect of commodity price fluctuations on the cost of sales. All derivatives are associated with specific underlying exposures and the Company does not hold derivatives for trading or speculative purposes. The duration of hedge positions is generally two years or less and amounts currently hedged beyond 18 months are not significant.

All derivatives are accounted for under ASC 815, Derivatives and Hedging, and are recognized on the balance sheet at fair value. For derivatives hedging variability in future cash flows, the effective portion of any gain or loss is deferred in stockholders' equity and recognized in earnings when the underlying hedged transaction impacts earnings. The majority of the Company's derivatives that are designated as hedges and qualify for deferral accounting are cash flow hedges. For derivatives hedging the fair value of existing assets or liabilities, both the gain or loss on the derivative and the offsetting loss or gain on the hedged item are recognized in earnings each period. Currency fluctuations on non-U.S. dollar obligations that have been designated as hedges of non-U.S. dollar net asset exposures are reported in equity. To the extent that any hedge is not fully effective at offsetting cash flow or fair value changes in the underlying hedged item, there could be a net earnings impact. The Company also uses derivatives to hedge economic exposures that do not receive deferral accounting under ASC 815. The underlying exposures for these hedges relate primarily to purchases of commodity-based components used in the Company's manufacturing processes, and the revaluation of certain foreign-currency-denominated assets and liabilities. Gains or losses from the ineffective portion of any hedge, as well as any gains or losses on derivative instruments not designated as hedges, are recognized in the income statement immediately. See Note 7.

Income Taxes

Income Taxes

The provision for income taxes is based on pretax income reported in the consolidated statements of earnings and currently enacted tax rates for each jurisdiction. Certain income and expense items are recognized in different time periods for financial reporting and income tax filing purposes, and deferred income taxes are provided for the effect of temporary differences. No provision has been made for U.S. income taxes on approximately  $5.2 billion of undistributed earnings of non-U.S. subsidiaries as of September 30, 2010. These earnings are considered permanently invested or otherwise indefinitely retained for continuing international operations. Determination of the amount of taxes that might be paid on these undistributed earnings if eventually remitted is not practicable. See Note 13.

Comprehensive Income

Comprehensive Income

Comprehensive income is primarily composed of net earnings plus changes in foreign currency translation, pension and postretirement adjustments and the effective portion of changes in the fair value of cash flow hedges. Accumulated other comprehensive income, net of tax (a component of equity), consists of foreign currency translation credits of  $649 and  $594, pension and postretirement charges of  $1,108 and  $1,096 and cash flow hedges and other credits of  $33 and  $6, respectively, at September 30, 2010 and 2009. Accumulated other comprehensive income attributable to noncontrolling interests in subsidiaries consists primarily of earnings and foreign currency translation.

Retirement Plans

Retirement Plans

Effective September 30, 2010, the Company adopted updates to ASC 715, Compensation - Retirement Benefits. These updates expand disclosure about an entity's investment policies and strategies for assets held by defined benefit pension or postretirement plans, including information regarding major classes of plan assets, inputs and valuation techniques used to measure the fair value of assets, and concentrations of risk within the plans. See Note 10.

Effective September 30, 2009, the Company adopted the measurement date provision of ASC 715, Compensation – Retirement Benefits, which requires employers to measure defined benefit plan assets and obligations as of the Company's fiscal year end. The majority of the Company's pension and postretirement plans previously used a June 30 measurement date. The Company transitioned to the fiscal year-end measurement date in 2009 and recorded a  $14 after-tax adjustment to September 30, 2009 retained earnings.

Weighted Average Common Shares (Tables)	12 Months Ended
Sep. 30, 2010
Earnings Per Share
Schedule of basic and diluted earnings per share reconciliation
(SHARES IN MILLIONS)	2008	2009	2010
Basic shares outstanding	780.3	753.7	750.7
Dilutive shares	9.1	5.0	6.3
Diluted shares outstanding	789.4	758.7	757.0

Acquisitions and Divestitures (Tables)	12 Months Ended
Sep. 30, 2010
Acquisitions and Divestitures
Business Acquisition, Purchase Price Allocation
Accounts receivable	$ 197
Inventory	155
Property, plant & equipment and other assets	148
Intangibles	1,071
Goodwill	1,509
Assets held for sale, including deferred taxes	278
Total assets	3,358
Accounts payable and accrued expenses	183
Debt assumed	165
Deferred taxes and other liabilities	395
Cash paid, net of cash acquired	$ 2,615

Other Deductions, Net (Tables)	12 Months Ended
Sep. 30, 2010
Other Deductions, Net
Other deductions, net
	2008	2009	2010

Rationalization of operations	$89	284	126
Amortization of intangibles (intellectual property and customer relationships)	80	108	176
Gains, net	(64)	(39)	(4)
Other	85	121	71

Total	$190	474	369

Rationalization of Operations (Tables)	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Restructuring Charges [Abstract]
Change in liability for rationalization costs
	2009	EXPENSE	PAID / UTILIZED	2010

Severance and benefits	$112	73	128	57
Lease and other contract terminations	7	9	8	8
Fixed asset write-downs	–	9	9	–
Vacant facility and other shutdown costs	2	14	12	4
Start-up and moving costs	1	21	22	–

Total	$122	126	179	69

	2008	EXPENSE	PAID / UTILIZED	2009

Severance and benefits	$33	234	155	112
Lease and other contract terminations	5	9	7	7
Fixed asset write-downs	–	14	14	–
Vacant facility and other shutdown costs	1	13	12	2
Start-up and moving costs	1	25	25	1

Total	$40	295	213	122

Rationalization of operations by segment
	2008	2009	2010
Process Management	12	55	35
Industrial Automation	20	47	48
Network Power	28	118	25
Climate Technologies	22	48	13
Tools and Storage	7	16	5
Total	89	284	126

Goodwill and Other Intangibles (Tables)	12 Months Ended
Sep. 30, 2010
Goodwill and Other Intangibles
Goodwill by business segment

PROCESS		INDUSTRIAL	NETWORK	CLIMATE	TOOLS AND
MANAGEMENT		AUTOMATION	POWER	TECHNOLOGIES	STORAGE	TOTAL

Balance, September 30, 2008	$2,043	1,107	2,432	412	568	6,562
Acquisitions	242	204		60	35	541
Divestitures			(2)			(2)
Foreign currency translation and other	(6)	(7)	(13)	1	2	(23)
Balance, September 30, 2009	2,279	1,304	2,417	473	605	7,078

Acquisitions	27	97	1,509			1,633
Divestitures			(2)		(44)	(46)
Foreign currency translation and other	(32)	(22)	73	(9)	(19)	(9)

Balance, September 30, 2010	$2,274	1,379	3,997	464	542	8,656

Intangible assets by class

	GROSS CARRYING AMOUNT		ACCUMULATED AMORTIZATION		NET CARRYING AMOUNT
	2009	2010	2009	2010	2009	2010
Customer relationships	$549	1,414	123	181	426	1,233
Intellectual property	843	1,127	339	420	504	707
Capitalized software	883	918	669	708	214	210
Total	$2,275	3,459	1,131	1,309	1,144	2,150

Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2010
Financial Instruments
Amounts reclassified into earnings - derivatives receiving deferral accounting

		GAIN/(LOSS) RECLASSIFIED INTO EARNINGS

		2009	2010

Derivatives Receiving
Deferral Accounting	Location
Foreign currency	Sales	$(24)	(5)
Foreign currency	Cost of sales	(32)	6
Commodity	Cost of sales	(96)	42

Total		$(152)	43

Amounts recognized in other comprehensive income - derivatives receiving deferral accounting

		Gain/(Loss) Recognized in Other Comprehensive Income
		2009	2010
	Location
Foreign currency	Sales	)	11
		(18
Foreign currency	Cost of sales	(40)	30
Commodity	Cost of sales	(40)	44
		(98)	85

Amount recognized in earnings - derivatives not receiving deferral accounting
Derivatives Not Receiving Deferral Accounting		Gain/(Loss) Recognized in Earnings
		2009	2010
	Location
Foreign currency	Other income (deductions)	$ (67)	117
Commodity	Cost of sales	(11)	-
		$ (78)	117

Fair value measurements

	ASSETS	LIABILITIES	ASSETS	LIABILITIES

	2009	2009	2010	2010

Derivatives Receiving Deferral Accounting
Foreign currency	$15	(33)	31	(9)
Commodity	$30	(4)	28	–
Derivatives Not Receiving Deferral Accounting
Foreign currency	$6	(7)	36	(41)
Commodity	$2	(2)	3	(3)

Short-Term Borrowings and Lines of Credit (Tables)	12 Months Ended
Sep. 30, 2010
Short-Term Borrowings and Lines of Credit
Schedule of short-term debt and current maturities of long-term debt

	2009	2010
Current maturities of long-term debt	$566	71
Commercial paper	–	401
Payable to banks	11	8
Total	$577	480
Weighted-average short-term borrowing interest rate at year end	1.1%	0.3%

Long-Term Debt (Tables)	12 Months Ended
Sep. 30, 2009
Long-Term Debt
Schedule of long-term debt
	2009	2010

7.125% notes due August 2010	$500	–
5.75% notes due November 2011	250	250
4.625% notes due October 2012	250	250
4.5% notes due May 2013	250	250
5.625% notes due November 2013	250	250
5.0% notes due December 2014	250	250
4.125% notes due April 2015	250	250
4.75% notes due October 2015	250	250
5.125% notes due December 2016	250	250
5.375% notes due October 2017	250	250
5.25% notes due October 2018	400	400
5.0% notes due April 2019	250	250
4.875% notes due October 2019	500	500
4.25% notes due November 2020	–	300
6.0% notes due August 2032	250	250
6.125% notes due April 2039	250	250
5.25% notes due November 2039	–	300
Other	164	157

Long-term debt	4,564	4,657
Less: Current maturities	566	71

Total, net	$3,998	4,586

Retirement Plans (Tables)	12 Months Ended
Sep. 30, 2010
Retirement Plans
Retirement Plan Expense

Retirement plans expense includes the following components:

		U.S. PLANS			NON-U.S. PLANS

	2008	2009	2010	2008	2009	2010

Defined benefit plans:
Service cost (benefits earned
during the period)	$48	46	51	23	22	24
Interest cost	167	174	175	45	45	45
Expected return on plan assets	(230)	(243)	(263)	(45)	(37)	(42)
Net amortization	86	70	122	11	17	20

Net periodic pension expense	71	47	85	34	47	47
Defined contribution plans	104	80	81	34	37	36

Total retirement plans expense	$175	127	166	68	84	83

Actuarial Present Value of the Projected Benefit Obligations and Fair Value of Plan Assets for Defined Benefit Pension Plans Reconciliations and Amounts Recognized in the Balance Sheet

	U.S. PLANS		NON-U.S. PLANS

	2009	2010	2009	2010

Projected benefit obligation, beginning	$2,699	3,202	843	864
Service cost	46	51	22	24
Interest cost	174	175	45	45
Actuarial loss	408	207	15	112
Benefits paid	(154)	(157)	(37)	(45)
Acquisitions/divestitures, net	–	(15)	3	61
Effect of ASC 715 measurement date adjustment	21	–	8	–
Foreign currency translation and other	8	3	(35)	–

Projected benefit obligation, ending	$3,202	3,466	864	1,061

Fair value of plan assets, beginning	$3,030	2,822	619	634
Actual return on plan assets	(311)	328	3	60
Employer contributions	228	212	75	35
Benefits paid	(154)	(157)	(37)	(45)
Acquisitions/divestitures, net	–	–	–	41
Effect of ASC 715 measurement date adjustment	28	–	6	–
Foreign currency translation and other	1	1	(32)	(11)

Fair value of plan assets, ending	$2,822	3,206	634	714
Net amount recognized in the balance sheet	$(380)	(260)	(230)	(347)

Amounts recognized in the balance sheet:
Noncurrent asset	$–	–	3	5
Noncurrent liability	$(380)	(260)	(233)	(352)
Accumulated other comprehensive loss	$(1,432)	(1,439)	(260)	(338)

Fair Value of Plan Assets
	Level 1	Level 2	Level 3	Total	%
U.S. Equities	$879	457	130	1466	38%
International Equities	533	256		789	20%
Emerging Market Equities	67	136		203	5%
Corporate Bonds	23	449		472	12%
Government Bonds	6	533		539	14%
High Yield Bonds	2	133		135	3%
Other	33	164	119	316	8%
Total	$1,543	2128	249	3920	100%

Reconciliations of Level 3 Assets
Beginning balance, September 30, 2009	$221
Gains/(Losses) on assets held	28
Gains/(Losses) on assets sold	(9)
Purchases, sales and settlements, net	9

Ending balance, September 30, 2010	$249

Weighted-Average Assumptions Used in the Valuations of Pensions

		U.S. PLANS			NON-U.S. PLANS

	2008	2009	2010	2008	2009	2010

Assumptions used to determine
net pension expense:
Discount rate	6.25%	6.50%	5.50%	5.3%	5.9%	5.3%
Expected return on plan assets	8.00%	8.00%	8.00%	7.3%	6.0%	5.9%
Rate of compensation increase	3.25%	3.25%	3.00%	3.5%	3.5%	3.9%

Assumptions used to determine
benefit obligations:
Discount rate	6.50%	5.50%	5.00%	5.9%	5.3%	4.6%
Rate of compensation increase	3.25%	3.00%	3.00%	3.5%	3.9%	3.5%

Asset Allocations and Weighted-Average Target Allocation

		U.S. PLANS			NON-U.S. PLANS
	2009	2010	TARGET	2009	2010	TARGET
Equity securities	64%	65%	60-70%	53%	51%	50-60%
Debt securities	32%	29%	25-35%	31%	31%	25-35%
Other	4%	6%	3-10%	16%	18%	10-20%
Total	100%	100%	100%	100%	100%	100%

Postretirement Plans (Tables)	12 Months Ended
Sep. 30, 2010
Postretirement Plans
Net postretirement plan expense
	2008	2009	2010
Service cost	$5	4	5
Interest cost	29	30	24
Net amortization	27	15	1
Net postretirement expense	$61	49	30

Reconciliations of the actuarial present value of accumulated postretirement benefit obligations
	2009	2010

Benefit obligation, beginning	$465	499
Service cost	4	5
Interest cost	30	24
Actuarial (gain)/loss	24	(36)
Benefits paid	(34)	(32)
Plan amendments	–	(34)
Acquisitions/divestitures and other	10	(9)

Benefit obligation, ending, recognized in balance sheet	$499	417

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2010
Income Taxes
Pretax Earnings From Continuing Operations

	2008	2009	2010
United States	$1,756	1,169	1,303
Non-U.S.	1,889	1,281	1,576
Total pretax earnings from continuing operations	$3,645	2,450	2,879

Principal Components of Income Tax Expense
	2008	2009	2010

Current:
Federal	$531	230	496
State and local	50	25	33
Non-U.S.	488	313	413

Deferred:
Federal	69	149	(55)
State and local	(4)	9	(1)
Non-U.S.	(9)	(38)	(38)

Income tax expense	$1,125	688	848

Reconciliations of the U.S. federal statutory tax rate to the Company's effective tax rate follow:

Reconciliation to Effective Tax Rate

	2008	2009	2010

Federal rate	35.0%	35.0%	35.0%
State and local taxes, net of federal tax benefit	0.8	0.9	0.7
Non-U.S. rate differential	(3.9)	(4.6)	(4.5)
Non-U.S. tax holidays	(0.9)	(2.0)	(2.2)
U.S. manufacturing deduction	(0.7)	(0.8)	(0.6)
Other	0.6	(0.4)	1.0

Effective income tax rate	30.9%	28.1%	29.4%

Reconciliation of Unrecognized Tax Benefits

	2009	2010

Beginning balance, at October 1	$168	159
Additions for current year tax positions	17	48
Additions for prior years tax positions	14	20
Reductions for prior years tax positions	(24)	(34)
Reductions for settlements with tax authorities	(10)	(10)
Reductions for expirations of statute of limitations	(6)	(13)

Ending balance, at September 30	$159	170

Deferred Tax Assets and Liabilities
	2009	2010

Deferred tax assets:
Net operating losses and tax credits	$279	281
Accrued liabilities	186	225
Postretirement and postemployment benefits	181	153
Employee compensation and benefits	160	225
Pensions	118	143
Other	150	137
Total	1,074	1,164
Valuation allowances	(103)	(105)

Deferred tax liabilities:
Intangibles	(587)	(918)
Property, plant and equipment	(233)	(265)
Leveraged leases	(59)	(52)
Other	(75)	(84)
Total	(954)	(1,319)

Net deferred income tax asset (liability)	$17	(260)

Stock-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2010
Stock-Based Compensation
Change in shares subject to options
	AVERAGE		TOTAL	AVERAGE
	EXERCISE PRICE		INTRINSIC VALUE	REMAINING
(SHARES IN THOUSANDS)	PER SHARE	SHARES	OF AWARDS	LIFE (YEARS)

Beginning of year	$36.09	16,245
Options granted	$42.09	623
Options exercised	$27.48	(2,898)
Options canceled	$42.45	(301)

End of year	$38.04	13,669	$203	5.9
Exercisable at year end	$37.47	9,504	$147	5.0

Change in awards outstanding

		AVERAGE GRANT DATE
(SHARES IN THOUSANDS)	SHARES	FAIR VALUE PER SHARE

Beginning of year	6,969	$40.59
Granted	6,730	$39.12
Earned/vested	(946)	$40.27
Canceled	(470)	$41.08

End of year	12,283	$39.76

Business Segments Information (Tables)	12 Months Ended
Sep. 30, 2010
Business Segments Information
Results of operations and assets by business segments
		SALES			EARNINGS		TOTAL ASSETS

	2008	2009	2010	2008	2009	2010	2008	2009	2010

Process Management	$6,548	6,135	6,022	1,301	1,060	1,093	5,093	5,283	5,406
Industrial Automation	5,389	4,172	4,289	865	470	591	3,553	3,420	3,688
Network Power	6,416	5,456	5,828	807	579	800	5,492	4,973	8,072
Climate Technologies	3,822	3,197	3,801	569	411	691	2,201	2,131	2,172
Tools and Storage	2,248	1,725	1,755	421	276	357	1,957	1,804	1,314

		24,423	20,685	21,695	3,963	2,796	3,532	18,296	17,611	20,652
Differences in accounting methods				223	179	195
Corporate and other (a)				(353)	(305)	(587)	2,744	2,152	2,191
Sales eliminations/Interest	(672)	(583)	(656)	(188)	(220)	(261)

Total	$23,751	20,102	21,039	3,645	2,450	2,879	21,040	19,763	22,843

(a)

Corporate and other increased from 2009 to 2010 primarily reflecting higher incentive stock compensation expense related to an increase in the Company's stock price and the overlap of two incentive stock compensation plans in the current year (see Note 14), and acquisition costs. Corporate and other decreased from 2008 to 2009 primarily because of lower incentive stock compensation expense and lower commodity mark-to-market impact, partially offset by lower nonrecurring gains.

Business segments financial information

				DEPRECIATION AND
	INTERSEGMENT SALES			AMORTIZATION EXPENSE			CAPITAL EXPENDITURES

	2008	2009	2010	2008	2009	2010	2008	2009	2010

Process Management	$5	2	3	148	166	183	144	100	105
Industrial Automation	570	499	570	135	143	150	144	99	114
Network Power	15	16	31	149	155	205	127	100	103
Climate Technologies	53	43	46	139	138	148	128	83	104
Tools and Storage	29	23	6	115	96	95	92	64	57
Corporate and other				21	29	35	79	85	41

Total	$672	583	656	707	727	816	714	531	524

Financial information by geographic area

	SALES BY DESTINATION			PROPERTY, PLANT AND EQUIPMENT

	2008	2009	2010	2008	2009	2010

United States	10,444	8,686	9,101	2,032	2,010	1,839
Europe	5,652	4,341	4,309	670	717	683
Asia	4,450	4,312	4,858	516	525	505
Latin America	1,180	1,004	1,065	229	227	229
Other regions	2,025	1,759	1,706	60	21	31
Total	23751	20102	21,039	3507	3,500	3,287

Other Financial Data (Tables)	12 Months Ended
Sep. 30, 2010
Other Financial Data
Other items reported in earnings
	2008	2009	2010
Depreciation	$557	543	562
Research and development expense	$458	460	473
Rent expense	$337	363	353

Other items reported in accrued expenses

Items reported in accrued expenses include the following:
	2009	2010
Employee compensation	$536	683
Customer advanced payments	$315	385
Product warranty	$199	224

Other liabilities
Other liabilities are summarized as follows:
	2009	2010
Deferred income taxes	$406	762
Pension plans	613	612
Postretirement plans, excluding current portion	460	380
Other	624	702
Total	$2,103	2,456

Other operating cash flow

Other operating cash flow is comprised of the following:
	2008	2009	2010
Pension expense	$105	94	132
Stock compensation expense	82	54	217
(Gain)/Loss on sale of businesses, net of tax	50	–	(167)
Other	20	123	15
Total	$257	271	197

Quarterly Financial Information (Tables)	12 Months Ended
Sep. 30, 2010
Quarterly Financial data
Quarterly Financial Information

	FIRST		SECOND		THIRD		FOURTH		FULL
	QUARTER		QUARTER		QUARTER		QUARTER		YEAR
	2009	2010	2009	2010	2009	2010	2009	2010	2009	2010
Net sales	$5,206	4,828	4,882	4,953	4,884	5,417	5,130	5,841	20,102	21,039
Gross profit	$1,958	1,868	1,804	1,963	1,802	2,164	1,996	2,331	7,560	8,326
Earnings from continuing opera-
tions common stockholders	$456	417	372	408	383	581	504	572	1,715	1,978
Net earnings
common stockholders	$458	425	373	405	387	585	506	749	1,724	2,164

Earnings per common share
from continuing operations:
Basic	$0.6	0.55	0.49	0.54	0.51	0.77	0.67	0.76	2.27	2.62
Diluted	$0.59	0.55	0.49	0.54	0.51	0.76	0.67	0.75	2.26	2.6

Net earnings
per common share:
Basic	$0.6	0.56	0.5	0.54	0.52	0.78	0.67	0.99	2.29	2.87
Diluted	$0.6	0.56	0.49	0.53	0.51	0.77	0.67	0.98	2.27	2.84

Dividends per common share	$0.33	0.335	0.33	0.335	0.33	0.335	0.33	0.335	1.32	1.34

Common stock prices:
High	$39.19	43.71	39.1	51.1	37.35	53.73	41.24	53.82	41.24	53.82
Low	$29.98	37.45	24.87	41.22	29.53	42.69	30.63	42.73	24.87	37.45

Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Summary of Significant Accounting Policies
Undistributed earnings of non-U.S. subsidiaries	$ 5,200,000,000
Foreign currency translation credits	649,000,000	594,000,000
Pension and postretirement charges	1,108,000,000	1,096,000,000
Cash flow hedges and other credits	33,000,000	6,000,000
Defined benefit plan adjustment to ending retained earnings net of tax		$ 14,000,000

Weighted Average Common Shares (Details) In Millions	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Earnings Per Share
Basic shares outstanding	750.7	753.7	780.3
Dilutive shares	6.3	5	9.1
Diluted shares outstanding	757	758.7	789.4
Antidilutive Shares Excluded from Computation of Earnings Per Share	3.9	7.6	3.6

Acquisitions and Divestitures (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Cash paid net of cash and equivalents acquired			$ 2,843,000,000	$ 776,000,000	$ 561,000,000
Total cash acquired from acquisitions			150,000,000	31,000,000	2,000,000
Debt assumed	169,000,000	230,000,000	169,000,000	230,000,000
Acquired companies' annualized sales			1,100,000,000	530,000,000	665,000,000
Intangibles	1,166,000,000	365,000,000	1,166,000,000	365,000,000	191,000,000
Goodwill	1,633,000,000	541,000,000	1,633,000,000	541,000,000	273,000,000
Tax deductible goodwill acquired		34,000,000		34,000,000	214,000,000
Acquired finite-lived intangible asset, average useful life			10	12	8
Proceeds from divestiture of businesses			846,000,000	4,000,000	201,000,000
Discontinued operation, gain (loss) on disposal of discontinued operation, net of tax			167,000,000	0	(50,000,000)
Net earnings (loss)			2,217,000,000	1,771,000,000	2,486,000,000
Net sales	5,841,000,000	5,130,000,000	21,039,000,000	20,102,000,000	23,751,000,000
LANDesk
Proceeds from divestiture of businesses			230,000,000
Discontinued operation, gain (loss) on disposal of discontinued operation, net of tax			12,000,000
Discontinued operation, gain (loss) on disposal of discontinued operation, income tax			10,000,000
Net earnings excluding divesture gain (loss)			(19,000,000)
Avocent and Chloride [Member]
Cash paid net of cash and equivalents acquired			2,615,000,000
Debt assumed			165,000,000
Accounts receivable			197,000,000
Inventory			155,000,000
Property, plant and equipment and other assets			148,000,000
Intangibles			1,071,000,000
Goodwill			1,509,000,000
Assets held for sale, including deferred taxes			278,000,000
Total assets			3,358,000,000
Accounts payable and accrued expenses			183,000,000
Deferred taxes and other liabilities			395,000,000
Net earnings (loss)			(73,000,000)
Net sales			373,000,000
Brooks Instrument [Member]
Discontinued operation revenue					21,000,000
Proceeds from divestiture of businesses					100,000,000
Discontinued operation, gain (loss) on disposal of discontinued operation, net of tax					42,000,000
Discontinued operation, gain (loss) on disposal of discontinued operation, income tax					21,000,000
Net earnings excluding divesture gain (loss)					1,000,000
European Appliance Motors and Controls [Member]
Discontinued operation revenue					453,000,000
Proceeds from divestiture of businesses					101,000,000
Discontinued operation, gain (loss) on disposal of discontinued operation, net of tax					(92,000,000)
Goodwill, impairment loss					83,000,000
Net earnings excluding divesture gain (loss)					7,000,000
Appliance Motors and US Commercial and Industrial Motors [Member]
Discontinued operation revenue			827,000,000	813,000,000	1,056,000,000
Proceeds from divestiture of businesses			622,000,000
Discontinued operation, gain (loss) on disposal of discontinued operation, net of tax			155,000,000
Discontinued operation, gain (loss) on disposal of discontinued operation, income tax			126,000,000
Net earnings excluding divesture gain (loss)			38,000,000	9,000,000	8,000,000
Disposal group, including discontinued operation, working capital			98,000,000
Disposal group, including discontinued operation, property, plant, and equipment, net			152,000,000
Disposal group including discontinued operation goodwill			44,000,000
Disposal group, including discontinued operation, other assets			47,000,000
Emerson, Avocent and Chloride [Member]
Sales			21,600,000,000	21,000,000,000
Net earnings			$ 2,100,000,000	$ 1,600,000,000

Other Deductions, Net (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Other Deductions, Net
Rationalization expense incurred during the period	$ 126	$ 284	$ 89
Amortization of intangibles (intellectual property and customer relationships)	176	108	80
Other	71	121	85
Gains, net	(4)	(39)	(64)
Other deductions, net	369	474	190
Proceeds from sale of other assets		41	54
Gain (loss) on disposition of other assets		25	39
Gain on sale, net of tax		17	20
Gain on disposition of property			18
Foreign currency transaction change	$ 45	$ (30)

Rationalization of Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Rationalization expense incurred during the period	$ 126	$ 284	$ 89
Rationalization costs liability	69	122	40
Rationalization of operations	126	295
Rationalization costs paid/utilized during the period	179	213
Expected future year rationalization expense	100
Total number of positions eliminated	3,500	20,000	2,300
Total number of facilities exited	25	25	10
Severance and Benefits [Member]
Rationalization costs liability	57	112	33
Rationalization of operations	73	234
Rationalization costs paid/utilized during the period	128	155
Lease/Contract Terminations [Member]
Rationalization costs liability	8	7	5
Rationalization of operations	9	9
Rationalization costs paid/utilized during the period	8	7
Fixed Asset Write-Downs [Member]
Rationalization costs liability	0	0	0
Rationalization of operations	9	14
Rationalization costs paid/utilized during the period	9	14
Vacant Facility and Other Shutdown Costs [Member]
Rationalization costs liability	4	2	1
Rationalization of operations	14	13
Rationalization costs paid/utilized during the period	12	12
Start-Up and Moving Costs [Member]
Rationalization costs liability	0	1	1
Rationalization of operations	21	25
Rationalization costs paid/utilized during the period	22	25
Discontinued Operations [Member]
Rationalization of operations		11	9
Process Management [Member]
Rationalization expense incurred during the period	35	55	12
Industrial Automation [Member]
Rationalization expense incurred during the period	48	47	20
Network Power [Member]
Rationalization expense incurred during the period	25	118	28
Climate Technologies [Member]
Rationalization expense incurred during the period	13	48	22
Tools and Storage [Member]
Rationalization expense incurred during the period	$ 5	$ 16	$ 7

Goodwill and Other Intangibles (Goodwill) (Detail) (USD $) In Millions	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Goodwill, beginning balance	$ 7,078	$ 6,562
Acquisitions	1,633	541
Divestitures	(46)	(2)
Foreign currency translation and other	(9)	(23)
Goodwill, ending balance	8,656	7,078
Process Management [Member]
Goodwill, beginning balance	2,279	2,043
Acquisitions	27	242
Foreign currency translation and other	(32)	(6)
Goodwill, ending balance	2,274	2,279
Industrial Automation [Member]
Goodwill, beginning balance	1,304	1,107
Acquisitions	97	204
Foreign currency translation and other	(22)	(7)
Goodwill, ending balance	1,379	1,304
Network Power [Member]
Goodwill, beginning balance	2,417	2,432
Acquisitions	1,509
Divestitures	(2)	(2)
Foreign currency translation and other	73	(13)
Goodwill, ending balance	3,997	2,417
Climate Technologies [Member]
Goodwill, beginning balance	473	412
Acquisitions		60
Foreign currency translation and other	(9)	1
Goodwill, ending balance	464	473
Tools and Storage [Member]
Goodwill, beginning balance	605	568
Acquisitions		35
Divestitures	(44)
Foreign currency translation and other	(19)	2
Goodwill, ending balance	$ 542	$ 605

Goodwill and Other Intangibles (Intangibles) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Amortization of Intangible Assets	$ 254	$ 184	$ 150
Gross Carrying Amount	3,459	2,275
Accumulated Amortization	1,309	1,131
Net Carrying Amount	2,150	1,144
Future Amortization Expense, 2011	331
Future Amortization Expense, 2012	280
Future Amortization Expense, 2013	239
Future Amortization Expense, 2014	202
Future Amortization Expense, 2015	177
Capitalized Software [Member]
Gross Carrying Amount	918	883
Accumulated Amortization	708	669
Net Carrying Amount	210	214
Customer Relationships [Member]
Gross Carrying Amount	1,414	549
Accumulated Amortization	181	123
Net Carrying Amount	1,233	426
Intellectual Property [Member]
Gross Carrying Amount	1,127	843
Accumulated Amortization	420	339
Net Carrying Amount	$ 707	$ 504

Financial Instruments (Details) (USD $)	Sep. 30, 2010	Sep. 30, 2009
Notional value of foreign currency hedges	$ 1,400,000,000
Weight (in pounds) of copper and aluminum for commodity hedges	73,000,000
Maximum collateral balance required to post	10,000,000
Fair value of long-term debt	5,292,000,000	4,915,000,000
Fair value of long-term debt minus carrying value	635,000,000	351,000,000
Foreign Currency Derivatives Receiving Deferral Accounting - Sales [Member]
Gain/(Loss) Reclassified into Earnings	(5,000,000)	(24,000,000)
Gain/(Loss) Recognized in Other Comprehensive Income	11,000,000	(18,000,000)
Foreign Currency Derivatives Receiving Deferral Accounting - Cost of Sales [Member]
Gain/(Loss) Reclassified into Earnings	6,000,000	(32,000,000)
Gain/(Loss) Recognized in Other Comprehensive Income	30,000,000	(40,000,000)
Commodity Derivatives Receiving Deferral Accounting - Cost of Sales [Member]
Gain/(Loss) Reclassified into Earnings	42,000,000	(96,000,000)
Gain/(Loss) Recognized in Other Comprehensive Income	44,000,000	(40,000,000)
Foreign Currency Derivatives Receiving Deferral Accounting [Member]
Fair value of derivative assets	31,000,000	15,000,000
Fair value of derivative liabilities	(9,000,000)	(33,000,000)
Commodity Derivatives Receiving Deferral Accounting [Member]
Fair value of derivative assets	28,000,000	30,000,000
Fair value of derivative liabilities	0	(4,000,000)
Foreign Currency Derivatives Not Receiving Deferral Accounting - Other Income (Deductions) [Member]
Gain/(Loss) Recognized in Earnings	117,000,000	(67,000,000)
Commodity Derivatives Not Receiving Deferral Accounting - Cost of Sales [Member]
Gain/(Loss) Recognized in Earnings	0	(11,000,000)
Foreign Currency Derivatives Not Receiving Deferral Accounting [Member]
Fair value of derivative assets	36,000,000	6,000,000
Fair value of derivative liabilities	(41,000,000)	(7,000,000)
Commodity Derivatives Not Receiving Deferral Accounting [Member]
Fair value of derivative assets	3,000,000	2,000,000
Fair value of derivative liabilities	(3,000,000)	(2,000,000)
Total - Derivatives Receiving Deferral Accounting
Gain/(Loss) Reclassified into Earnings	43,000,000	(152,000,000)
Gain/(Loss) Recognized in Other Comprehensive Income	85,000,000	(98,000,000)
Total - Derivatives Not Receiving Deferral Accounting
Gain/(Loss) Recognized in Earnings	$ 117,000,000	$ (78,000,000)

Short-Term Borrowings and Lines of Credit (Details) (USD $)	Sep. 30, 2010	Sep. 30, 2009
Current maturities of long-term debt	$ 71,000,000	$ 566,000,000
Short-term borrowings and current maturities of long-term debt	480,000,000	577,000,000
Payable to banks	8,000,000	11,000,000
Weighted-average short-term borrowing interest rate at year end	0.003	0.011
Commercial Paper	401,000,000	0
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,800,000,000

Long-Term Debt (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Long-term debt, including current maturities	$ 4,657	$ 4,564
Long-term debt	4,586	3,998
Less current maturities	71	566
Long-term debt, maturities, repayments of principal in year two	284
Long-term debt, maturities, repayments of principal in year three	560
Long-term debt, maturities, repayments of principal in year four	251
Long-term debt, maturities, repayments of principal in year five	501
Interest Paid	264	230	235
7.125% notes due August 2010 [Member]
Long-term debt, including current maturities		500
Notes 5.75% due November 2011 [Member]
Long-term debt, including current maturities	250	250
Notes 4.625% due October 2012 [Member]
Long-term debt, including current maturities	250	250
Notes 4.5% due May 2013 [Member]
Long-term debt, including current maturities	250	250
Notes 5.625% notes due November 2013 [Member]
Long-term debt, including current maturities	250	250
Notes 5.0% due December 2014 [Member]
Long-term debt, including current maturities	250	250
Notes 4.125% due April 2015 [Member]
Long-term debt, including current maturities	250	250
Notes 4.75% due October 2015 [Member]
Long-term debt, including current maturities	250	250
Notes 5.125% due December 2016 [Member]
Long-term debt, including current maturities	250	250
Notes 5.375% due October 2017 [Member]
Long-term debt, including current maturities	250	250
Notes 5.25% due October 2018 [Member]
Long-term debt, including current maturities	400	400
Notes 5.0% due April 2019 [Member]
Long-term debt, including current maturities	250	250
Notes 4.875% due October 2019 [Member]
Long-term debt, including current maturities	500	500
Notes 4.25% due November 2020 [Member]
Long-term debt, including current maturities	300
Notes 6.0% due August 2032 [Member]
Long-term debt, including current maturities	250	250
Notes 6.125% due April 2039 [Member]
Long-term debt, including current maturities	250	250
Notes 5.25% due November 2039 [Member]
Long-term debt, including current maturities	300
Other long-term debt [Member]
Long-term debt, including current maturities	$ 157	$ 164

Retirement Plans (Narrative) (Details) (Pension [Member], USD $) In Millions	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Pension Expense	$ 132	$ 94
Pension Plans, Defined Benefit [Member] | Pension [Member]
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	(169)
Defined Benefit Plan, Accumulated Other Comprehensive Income, Net Gains (Losses), before Tax	(1,777)
Funded Status of Plan	(607)
Defined Benefit Plan, Accumulated Benefit Obligation	4,246	3,811
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	1,120	3,575
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	1,043	3,383
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	618	2,974
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	150
Pension Expense	132
Expected Pension Expense Next Year	145
Foreign Pension Plans, Defined Benefit [Member] | Pension [Member]
Funded Status of Plan	(347)	(230)
Defined Benefit Plan, Expected Future Benefit Payments in Year One	47
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	41
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	46
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	48
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	55
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	295
Pension Expense	47	47
United States Pension Plans of US Entity, Defined Benefit [Member] | Pension [Member]
Funded Status of Plan	(260)	(380)
Discount Rate	0.05
Defined Benefit Plan, Expected Future Benefit Payments in Year One	164
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	173
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	184
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	194
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	203
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	1,137
Pension Expense	$ 85	$ 47

Retirement Plans (Retirement Plan Expense) (Details) (Pension [Member], USD $) In Millions	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Net periodic pension expense	$ 132	$ 94	$ 105
Foreign Pension Plans, Defined Benefit [Member] | Pension [Member]
Service cost (benefits earned during the period)	24	22	23
Interest cost	45	45	45
Expected return on plan assets	(42)	(37)	(45)
Net amortization	20	17	11
Net periodic pension expense	47	47	34
Defined Contribution Plan	36	37	34
Total retirement plan expense	83	84	68
United States Pension Plans of US Entity, Defined Benefit [Member] | Pension [Member]
Service cost (benefits earned during the period)	51	46	48
Interest cost	175	174	167
Expected return on plan assets	(263)	(243)	(230)
Net amortization	122	70	86
Net periodic pension expense	85	47	71
Defined Contribution Plan	81	80	104
Total retirement plan expense	$ 166	$ 127	$ 175

Retirement Plans (Projected Benefit Obligations and Fair Value of Plan Assets) (Details) (Pension [Member], USD $) In Millions	12 Months Ended
	Sep. 30, 2010 Projected Benefit Obligation [Member] Foreign Pension Plans, Defined Benefit [Member]	Sep. 30, 2009 Projected Benefit Obligation [Member] Foreign Pension Plans, Defined Benefit [Member]	Sep. 30, 2010 Projected Benefit Obligation [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2009 Projected Benefit Obligation [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2010 Fair Value Of Plan Assets [Member] Foreign Pension Plans, Defined Benefit [Member]	Sep. 30, 2009 Fair Value Of Plan Assets [Member] Foreign Pension Plans, Defined Benefit [Member]	Sep. 30, 2010 Fair Value Of Plan Assets [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2009 Fair Value Of Plan Assets [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2010 Foreign Pension Plans, Defined Benefit [Member]	Sep. 30, 2009 Foreign Pension Plans, Defined Benefit [Member]	Sep. 30, 2010 United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2009 United States Pension Plans of US Entity, Defined Benefit [Member]
Projected benefit obligation, beginning	$ 864	$ 843	$ 3,202	$ 2,699
Service Cost	24	22	51	46					24	22	51	46
Interest Cost	45	45	175	174					45	45	175	174
Actuarial loss	112	15	207	408
Benefits paid	(45)	(37)	(157)	(154)	(45)	(37)	(157)	(154)
Acquisition/divestures net	61	3	(15)	0	41	0	0	0
Effect of ASC 715 measurement date adjustment	0	8	0	21	0	6	0	28
Foreign currency translation and other	0	(35)	3	8	(11)	(32)	1	1
Projected benefit obligation, ending	1,061	864	3,466	3,202
Fair value of plan assets					714	634	3,206	2,822
Actual return on plan assets					60	3	328	(311)
Employer contributions					35	75	212	228
Net amount recognized in the balance sheet									(347)	(230)	(260)	(380)
Noncurrent asset									5	3	0	0
Noncurrent liability									(352)	(233)	(260)	(380)
Accumulated other comprehensive loss									$ (338)	$ (260)	$ (1,439)	$ (1,432)

Retirement Plans (Weighted-Average Assumptions Used in Valuations of Pension Benefits) (Details) (Pension [Member])	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Foreign Pension Plans, Defined Benefit [Member] | Discount Rate [Member] | Pension [Member]
Assumptions Used to Determine Net Pension Expense, Discount Rate	0.053	0.059	0.053
Assumptions Used to Determine Benefit Obligation, Discount Rate	0.046	0.053	0.059
Foreign Pension Plans, Defined Benefit [Member] | Expected Return on Plan Assets [Member] | Pension [Member]
Assumptions Used to Determine Net Pension Expense, Expected Return on Plan Assets	0.059	0.06	0.073
Foreign Pension Plans, Defined Benefit [Member] | Rate of Compensation Expense [Member] | Pension [Member]
Assumptions Used to Determine Net Pension Expense, Rate of Compensation Increase	0.039	0.035	0.035
Assumptions Used to Determine Benefit Obligations, Rate of Compensation Increase	0.035	0.039	0.035
United States Pension Plans of US Entity, Defined Benefit [Member] | Discount Rate [Member] | Pension [Member]
Assumptions Used to Determine Net Pension Expense, Discount Rate	0.055	0.065	0.0625
Assumptions Used to Determine Benefit Obligation, Discount Rate	0.05	0.055	0.065
United States Pension Plans of US Entity, Defined Benefit [Member] | Expected Return on Plan Assets [Member] | Pension [Member]
Assumptions Used to Determine Net Pension Expense, Expected Return on Plan Assets	0.08	0.08	0.08
United States Pension Plans of US Entity, Defined Benefit [Member] | Rate of Compensation Expense [Member] | Pension [Member]
Assumptions Used to Determine Net Pension Expense, Rate of Compensation Increase	0.03	0.0325	0.0325
Assumptions Used to Determine Benefit Obligations, Rate of Compensation Increase	0.03	0.03	0.0325
United States Pension Plans of US Entity, Defined Benefit [Member] | Pension [Member]
Assumptions Used to Determine Benefit Obligation, Discount Rate	0.05

Retirement Plans (Asset Allocations and Weighted-Average Target Allocations) (Details) (Pension [Member])	Sep. 30, 2010 Foreign Pension Plans, Defined Benefit [Member] Equity Securities [Member]	Sep. 30, 2009 Foreign Pension Plans, Defined Benefit [Member] Equity Securities [Member]	Sep. 30, 2010 Foreign Pension Plans, Defined Benefit [Member] Debt Securities [Member]	Sep. 30, 2009 Foreign Pension Plans, Defined Benefit [Member] Debt Securities [Member]	Sep. 30, 2010 Foreign Pension Plans, Defined Benefit [Member] Other [Member]	Sep. 30, 2009 Foreign Pension Plans, Defined Benefit [Member] Other [Member]	Sep. 30, 2010 Foreign Pension Plans, Defined Benefit [Member]	Sep. 30, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Equity Securities [Member]	Sep. 30, 2009 United States Pension Plans of US Entity, Defined Benefit [Member] Equity Securities [Member]	Sep. 30, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Debt Securities [Member]	Sep. 30, 2009 United States Pension Plans of US Entity, Defined Benefit [Member] Debt Securities [Member]	Sep. 30, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Other [Member]	Sep. 30, 2009 United States Pension Plans of US Entity, Defined Benefit [Member] Other [Member]	Sep. 30, 2010 United States Pension Plans of US Entity, Defined Benefit [Member]
Equity securities	0.51	0.53						0.65	0.64
Equity securities target minimum							0.5							0.6
Equity securities target maximum							0.6							0.7
Debt securities			0.31	0.31						0.29	0.32
Debt securities target minimum							0.25							0.25
Debt securities maximum							0.35							0.35
Other					0.18	0.16						0.06	0.04
Other target minimum							0.1							0.03
Other target maximum							0.2							0.1

Retirement Plans (Defined Benefit Plan Assets Organized by Asset Class and Fair Value Hierarchy) (Details) (Pension [Member], USD $) In Millions	Sep. 30, 2010
Defined Benefit Plan, Fair Value of Plan Assets	$ 3,920
Percentage of Total Defined Benefit Plan Assets	1
Pension [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	1,543
Pension [Member] | Fair Value, Level 1 [Member] | US Equities [Member]
Defined Benefit Plan, Fair Value of Plan Assets	879
Pension [Member] | Fair Value, Level 1 [Member] | International Equities [Member]
Defined Benefit Plan, Fair Value of Plan Assets	533
Pension [Member] | Fair Value, Level 1 [Member] | Emerging Market Equities [Member]
Defined Benefit Plan, Fair Value of Plan Assets	67
Pension [Member] | Fair Value, Level 1 [Member] | Government Bonds [Member]
Defined Benefit Plan, Fair Value of Plan Assets	6
Pension [Member] | Fair Value, Level 1 [Member] | Corporate Bonds [Member]
Defined Benefit Plan, Fair Value of Plan Assets	23
Pension [Member] | Fair Value, Level 1 [Member] | High Yield Bonds [Member]
Defined Benefit Plan, Fair Value of Plan Assets	2
Pension [Member] | Fair Value, Level 1 [Member] | Other Plan Assets [Member]
Defined Benefit Plan, Fair Value of Plan Assets	33
Pension [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	2,128
Pension [Member] | Fair Value, Level 2 [Member] | US Equities [Member]
Defined Benefit Plan, Fair Value of Plan Assets	457
Pension [Member] | Fair Value, Level 2 [Member] | International Equities [Member]
Defined Benefit Plan, Fair Value of Plan Assets	256
Pension [Member] | Fair Value, Level 2 [Member] | Emerging Market Equities [Member]
Defined Benefit Plan, Fair Value of Plan Assets	136
Pension [Member] | Fair Value, Level 2 [Member] | Government Bonds [Member]
Defined Benefit Plan, Fair Value of Plan Assets	533
Pension [Member] | Fair Value, Level 2 [Member] | Corporate Bonds [Member]
Defined Benefit Plan, Fair Value of Plan Assets	449
Pension [Member] | Fair Value, Level 2 [Member] | High Yield Bonds [Member]
Defined Benefit Plan, Fair Value of Plan Assets	133
Pension [Member] | Fair Value, Level 2 [Member] | Other Plan Assets [Member]
Defined Benefit Plan, Fair Value of Plan Assets	164
Pension [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	249
Pension [Member] | Fair Value, Level 3 [Member] | US Equities [Member]
Defined Benefit Plan, Fair Value of Plan Assets	130
Pension [Member] | Fair Value, Level 3 [Member] | Other Plan Assets [Member]
Defined Benefit Plan, Fair Value of Plan Assets	119
Pension [Member] | US Equities [Member]
Defined Benefit Plan, Fair Value of Plan Assets	1,466
Percentage of Total Defined Benefit Plan Assets	0.38
Pension [Member] | International Equities [Member]
Defined Benefit Plan, Fair Value of Plan Assets	789
Percentage of Total Defined Benefit Plan Assets	0.2
Pension [Member] | Emerging Market Equities [Member]
Defined Benefit Plan, Fair Value of Plan Assets	203
Percentage of Total Defined Benefit Plan Assets	0.05
Pension [Member] | Government Bonds [Member]
Defined Benefit Plan, Fair Value of Plan Assets	539
Percentage of Total Defined Benefit Plan Assets	0.14
Pension [Member] | Corporate Bonds [Member]
Defined Benefit Plan, Fair Value of Plan Assets	472
Percentage of Total Defined Benefit Plan Assets	0.12
Pension [Member] | High Yield Bonds [Member]
Defined Benefit Plan, Fair Value of Plan Assets	135
Percentage of Total Defined Benefit Plan Assets	0.03
Pension [Member] | Other Plan Assets [Member]
Defined Benefit Plan, Fair Value of Plan Assets	$ 316
Percentage of Total Defined Benefit Plan Assets	0.08

Retirement Plans (Reconciliation of Change in Value for Level 3 Assets) (Details) (Pension [Member], USD $) In Millions	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Balance of Level 3 assets	$ 249	$ 221
Gains/(Losses) on assets held	28
Gains/(Losses) on assets sold	(9)
Purchases, sales and settlements, net	$ 9

Postretirement Plans (Narrative) (Details) (Postretirement [Member], USD $) In Millions	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	$ 8
Defined Benefit Plan, Accumulated Other Comprehensive Income, Net Gains (Losses), before Tax	65
Assumptions Used to Determine Benefit Obligation, Discount Rate	0.0425	0.05
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	0.05	0.05
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2017	2017
Defined Benefit Plan, Maximum Effect On Postretirement Expense And Benefit Obligation From One Percentage Point Increase/Decrease In Assumed Health Care Trend Rate	0.05
Defined Benefit Plan, Expected Future Benefit Payments in Year One	39
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	39
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	38
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	37
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	36
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	$ 160
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	0.08	0.085

Postretirement Plans (Postretirement Benefits Expense) (Details) (Other Postretirement Benefit Plans, Defined Benefit [Member], Postretirement [Member], USD $) In Millions	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Other Postretirement Benefit Plans, Defined Benefit [Member] | Postretirement [Member]
Service cost	$ 5	$ 4	$ 5
Interest cost	24	30	29
Net amortization	1	15	27
Net postretirement expense	$ 30	$ 49	$ 61

Postretirement Plans (Reconciliations of Actuarial Present Value) (Details) (Other Postretirement Benefit Plans, Defined Benefit [Member], Postretirement [Member], USD $) In Millions	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Other Postretirement Benefit Plans, Defined Benefit [Member] | Postretirement [Member]
Benefit obligation, beginning	$ 499	$ 465
Service cost	5	4
Interest cost	24	30
Actuarial loss (gain)/loss	(36)	24
Benefits paid	(32)	(34)
Plan amendments	(34)	0
Acquisition/divestitures and other	(9)	10
Net amount recognized in the balance sheet	$ 417	$ 499

Income Taxes (Pretax Earnings From Continuing Operations) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Income Taxes
United States	$ 1,303	$ 1,169	$ 1,756
Non-US	1,576	1,281	1,889
Total pretax earnings from continuing operations	$ 2,879	$ 2,450	$ 3,645

Income Taxes (Principal Components of Income Tax Expense) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Income Taxes
Current: Federal	$ 496	$ 230	$ 531
Current: State and local	33	25	50
Current: Non-US	413	313	488
Deferred: Federal	(55)	149	69
Deferred: State and local	(1)	9	(4)
Deferred: Non-US	(38)	(38)	(9)
Income tax expense	$ 848	$ 688	$ 1,125

Income Taxes (Reconciliations of U.S. Federal Statutory Tax Rate) (Details)	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Income Taxes
Federal rate	0.35	0.35	0.35
State and local taxes, net of federal tax benefit	0.007	0.009	0.008
Non-U.S. rate differential	(0.045)	(0.046)	(0.039)
Non-U.S. tax holidays	(0.022)	(0.02)	(0.009)
U.S. manufacturing deduction	(0.006)	(0.008)	(0.007)
Other	0.01	(0.004)	0.006
Effective income tax rate	0.294	0.281	0.309

Income Taxes (Unrecognized Tax Benefits) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Income Taxes
Unrecognized tax benefits balance	$ 170	$ 159	$ 168
Additions for current year tax positions	48	17
Additions for prior years tax positions	20	14
Reductions for prior years tax positions	(34)	(24)
Reductions for settlements with tax authorities	(10)	(10)
Reductions for expirations of statute of limitations	$ (13)	$ (6)

Income Taxes (Deferred Tax Assets and Liabilities) (Details) (USD $) In Millions	Sep. 30, 2010	Sep. 30, 2009
Income Taxes
Net operating losses and tax credits	$ 281	$ 279
Accrued liabilities	225	186
Postretirement and postemployment benefits	153	181
Employee compensation and benefits	225	160
Pensions	143	118
Other	137	150
Total deferred tax asset	1,164	1,074
Valuation allowances	(105)	(103)
Intangibles	(918)	(587)
Property, plant and equipment	(265)	(233)
Leveraged leases	(52)	(59)
Other	(84)	(75)
Total Deferred Tax Liabilities	(1,319)	(954)
Net deferred income tax asset (liability)	$ (260)	$ 17

Income Taxes (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Income Taxes
Deferred tax assets (liabilities), net, current	$ 374	$ 290
Deferred tax assets (liabilities), net, noncurrent	(634)	(273)
Income taxes paid	890	780	1,110
Net operating loss and tax credit	281	279
Unrecognized tax benefits that would impact effective tax rate	132
Unrecognized tax benefits, income tax penalties and interest expense	(1)	6
Unrecognized tax benefits, income tax penalties and interest accrued	37	33
Uncertain tax benefit acquired	$ 27

Stock-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	12,283,000	6,969,000
Combined compensation expense for the stock option and incentive plans	$ 217	$ 54	$ 82
Share based compensation arrangement by share-based payment award, equity instruments other than options, vested in period	(946,000)
Restricted Stock for non-Management Directors [Member]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	338,122
Share-based compensation arrangement by share-based payment award, shares issued in period	25,610
Restricted stock units awarded	5,122
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	10,060,964
Performance shares awarded primarily in two thousand ten	5,274,500
Shares to be distributed in 2011	2,871,878
Performance Shares Awarded Primarily in 2007	4,786,464
Performance Shares Awarded Primarily in 2007, Performance Level Met	0.96
Performance Shares Awarded Primarily in 2007, subject to employees providing one additional year of service	1,914,586
Incentive Shares [Member]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	10,000,000
Employee service shared-based compensation, cash paid primarily to taxing authorities from exercise of incentive shares	15	1	104
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, total fair value	42	3	253
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	2,222,379
Share-based compensation arrangement by share-based payment award, shares issued in period	157,388
Shares withheld for income tax	102,612
Share based compensation arrangement by share-based payment award, equity instruments other than options, vested in period	260,000
Stock Options [Member]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	7,600,000
Weighted average price of shares granted	$ 8.51	$ 4.45	$ 10.59
Share-based compensation arrangement by share-based payment award, options, exercises in period, total intrinsic value	59	10	75
Cash received for stock options exercised	53	33	73
Actual tax benefit realized from tax deductions related to option exercises	4	7	19
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate	0.03	0.024	0.041
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected dividend yield	0.032	0.042	0.02
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate	0.25	0.22	0.17
Expected life of an option	7
Stock Options and Incentive Shares [Member]
Combined compensation expense for the stock option and incentive plans	217	54	82
Employee service share-based compensation, tax benefit from compensation expense	65	13	21
Employee service share-based compensation, unrecognized compensation costs on nonvested awards	$ 270
Employee service share-based compensation, unrecognized compensation costs on nonvested awards, weighted average period of recognition	2.4
Restricted Stock (Avocent Acquisition Related) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	254,379
Share-based compensation arrangement by share-based payment award, shares issued in period	467,452
Shares withheld for income tax	218,303
Share based compensation arrangement by share-based payment award, equity instruments other than options, vested in period	685,755

Stock-Based Compensation (Changes in Shares Subject to Option) (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2010
Stock-Based Compensation
Average Exercise Price Per Share, Beginning of year	$ 36.09
Average Exercise Price Per Share, Options granted	$ 42.09
Average Exercise Price Per Share, Options exercised	$ 27.48
Average Exercise Price Per Share, Option canceled	$ 42.45
Average Exercise Price Per Share, End of year	$ 38.04
Average Exercise Price Per Share, Exercisable at year end	$ 37.47
Shares, Beginning of year	16,245
Shares, Options granted	623
Shares, Options exercised	(2,898)
Shares, Options canceled	(301)
Shares, End of year	13,669
Shares, Exercisable at year end	9,504
Total Intrinsic Value of Awards, End of year	$ 203
Total Intrinsic Value of Awards, Exercisable at year end	$ 147
Average Remaining Life (Years), End of Year	5.9
Average Remaining Life (Years), Exercisable at year end	5

Stock-Based Compensation (Changes in Awards Outstanding) (Details) (USD $)	12 Months Ended
Sep. 30, 2010
Stock-Based Compensation
Shares, Beginning of year	6,969,000
Shares, Granted	6,730,000
Shares, Earned/Vested	(946,000)
Shares, Canceled	(470,000)
Shares, End of year	12,283,000
Average Grant Date Fair Value Per Share, Beginning of year	$ 40.59
Average Grant Date Fair Value Per Share, Granted	$ 39.12
Average Grant Date Fair Value Per Share, Earned/Vested	$ 40.27
Average Grant Date Fair Value Per Share, Canceled	$ 41.08
Average Grant Date Fair Value Per Share, End of year	$ 39.76

Common Stock (Details) In Millions	12 Months Ended
Sep. 30, 2010
Common Stock
Shares of common stock reserved for issuance under stock-based compensation plans	42
Common shares repurchased	2.1
Treasury shares issued	2.9

Business Segments Information (Details) (USD $) In Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Sales			$ 21,695	$ 20,685	$ 24,423
Earnings			3,532	2,796	3,963
Total Segment Assets	20,652	17,611	20,652	17,611	18,296
Net sales	5,841	5,130	21,039	20,102	23,751
Earnings from continuing operations before income taxes			2,879	2,450	3,645
Assets, Total	22,843	19,763	22,843	19,763	21,040
Differences in accounting methods			195	179	223
Intersegment Sales			656	583	672
Interest expense			261	220	188
Depreciation and Amortization Expense			816	727	707
Capital Expenditures			524	531	714
Sales by Destination, Total	5,841	5,130	21,039	20,102	23,751
Property, Plant and Equipment, Total	3,287	3,500	3,287	3,500	3,507
Corporate and other [Member]
Earnings			(587)	(305)	(353)
Total Segment Assets			2,191	2,152	2,744
Depreciation and Amortization Expense			35	29	21
Capital Expenditures			41	85	79
United States [Member]
Sales by Destination			9,101	8,686	10,444
Property, Plant and Equipment			1,839	2,010	2,032
Europe [Member]
Sales by Destination			4,309	4,341	5,652
Property, Plant and Equipment			683	717	670
Asia [Member]
Sales by Destination			4,858	4,312	4,450
Property, Plant and Equipment			505	525	516
Latin America [Member]
Sales by Destination			1,065	1,004	1,180
Property, Plant and Equipment			229	227	229
Other regions [Member]
Sales by Destination			1,706	1,759	2,025
Property, Plant and Equipment			31	21	60
China [Member]
Sales by Destination			2,692	2,306	2,229
Process Management [Member]
Sales			6,022	6,135	6,548
Earnings			1,093	1,060	1,301
Total Segment Assets			5,406	5,283	5,093
Intersegment Sales			3	2	5
Depreciation and Amortization Expense			183	166	148
Capital Expenditures			105	100	144
Eliminations/Interest [Member]
Sales			(656)	(583)	(672)
Interest expense			(261)	(220)	(188)
Industrial Automation [Member]
Sales			4,289	4,172	5,389
Earnings			591	470	865
Total Segment Assets			3,688	3,420	3,553
Intersegment Sales			570	499	570
Depreciation and Amortization Expense			150	143	135
Capital Expenditures			114	99	144
Network Power [Member]
Sales			5,828	5,456	6,416
Earnings			800	579	807
Total Segment Assets			8,072	4,973	5,492
Intersegment Sales			31	16	15
Depreciation and Amortization Expense			205	155	149
Capital Expenditures			103	100	127
Climate Technologies [Member]
Sales			3,801	3,197	3,822
Earnings			691	411	569
Total Segment Assets			2,172	2,131	2,201
Intersegment Sales			46	43	53
Depreciation and Amortization Expense			148	138	139
Capital Expenditures			104	83	128
Tools and Storage [Member]
Sales			1,755	1,725	2,248
Earnings			357	276	421
Total Segment Assets			1,314	1,804	1,957
Intersegment Sales			6	23	29
Depreciation and Amortization Expense			95	96	115
Capital Expenditures			$ 57	$ 64	$ 92

Other Financial Data (Narrative) (Details) (USD $) In Millions	Sep. 30, 2010
Other Financial Data
Approximate minimum annual rentals under non-cancelable long-term leases, excluding maintenance, taxes, insurance, and other operating costs in 2011	$ 223
Approximate minimum annual rentals under non-cancelable long-term leases, excluding maintenance, taxes, insurance, and other operating costs in 2012	159
Approximate minimum annual rentals under non-cancelable long-term leases, excluding maintenance, taxes, insurance, and other operating costs in 2013	108
Approximate minimum annual rentals under non-cancelable long-term leases, excluding maintenance, taxes, insurance, and other operating costs in 2014	74
Approximate minimum annual rentals under non-cancelable long-term leases, excluding maintenance, taxes, insurance, and other operating costs in 2015	$ 54

Other Financial Data (Tables) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Depreciation expense	$ 562	$ 543	$ 557
Research and development expense	473	460	458
Rent expense	353	363	337
Employee compensation	683	536
Customer advanced payments	385	315
Product warranty	224	199
Postretirement plans, excluding current portion	380	460
Deferred income taxes	762	406
Other	702	624
Total other liabilities	2,456	2,103
Stock compensation expense	217	54	82
(Gain)/Loss on sale of businesses, net of tax	(167)	0	50
Other operating cash flow	15	123	20
Total other operating activities	197	271	257
Pension [Member]
Pension plans	612	613
Pension Expense	$ 132	$ 94	$ 105

Quarterly Financial Information (Unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2010	Sep. 30, 2009
Quarterly Financial Information (Unaudited)
Net sales	$ 5,841,000,000	$ 5,417,000,000	$ 4,953,000,000	$ 4,828,000,000	$ 5,130,000,000	$ 4,884,000,000	$ 4,882,000,000	$ 5,206,000,000	$ 21,039,000,000	$ 20,102,000,000
Gross profit	2,331,000,000	2,164,000,000	1,963,000,000	1,868,000,000	1,996,000,000	1,802,000,000	1,804,000,000	1,958,000,000	8,326,000,000	7,560,000,000
Earnings from continuing operations common stockholders	572,000,000	581,000,000	408,000,000	417,000,000	504,000,000	383,000,000	372,000,000	456,000,000	1,978,000,000	1,715,000,000
Net earnings common stockholders	749,000,000	585,000,000	405,000,000	425,000,000	506,000,000	387,000,000	373,000,000	458,000,000	2,164,000,000	1,724,000,000
Earnings from continuing operations per common share: Basic	$ 0.76	$ 0.77	$ 0.54	$ 0.55	$ 0.67	$ 0.51	$ 0.49	$ 0.6	$ 2.62	$ 2.27
Earnings from continuing operations per common share: Diluted	$ 0.75	$ 0.76	$ 0.54	$ 0.55	$ 0.67	$ 0.51	$ 0.49	$ 0.59	$ 2.6	$ 2.26
Net earnings per common share: Basic	$ 0.99	$ 0.78	$ 0.54	$ 0.56	$ 0.67	$ 0.52	$ 0.5	$ 0.6	$ 2.87	$ 2.29
Net earnings per common share: Diluted	$ 0.98	$ 0.77	$ 0.53	$ 0.56	$ 0.67	$ 0.51	$ 0.49	$ 0.6	$ 2.84	$ 2.27
Cash dividend per common share	$ 0.335	$ 0.335	$ 0.335	$ 0.335	$ 0.33	$ 0.33	$ 0.33	$ 0.33	$ 1.34	$ 1.32
Common stock price: High	53.82	53.73	51.1	43.71	41.24	37.35	39.1	39.19	53.82	41.24
Common stock price: Low	$ 42.73	$ 42.69	$ 41.22	$ 37.45	$ 30.63	$ 29.53	$ 24.87	$ 29.98	$ 37.45	$ 24.87